Schedule of Investments (unaudited)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.2%
Abacus Group	3,586,713	$2,818,638
Abacus Storage King	3,586,088	3,294,140
Accent Group Ltd.	2,288,824	1,916,156
AGL Energy Ltd.	4,136,490	25,057,475
ALS Ltd.	3,403,748	48,308,398
Amotiv Ltd.	1,027,725	5,986,596
AMP Ltd.	17,834,067	20,807,005
Ampol Ltd.	1,622,730	32,600,061
Ansell Ltd.	1,039,250	24,827,877
ANZ Group Holdings Ltd.	20,048,427	480,193,927
APA Group	8,815,721	52,946,626
ARB Corp. Ltd.	584,171	13,732,186
Arena REIT	2,584,753	6,176,258
Aristocrat Leisure Ltd.	3,799,075	157,187,209
ASX Ltd.	1,302,198	48,047,061
Atlas Arteria Ltd.	7,415,304	23,556,868
AUB Group Ltd.	769,119	18,578,404
Aurizon Holdings Ltd.	11,556,583	25,927,107
Aussie Broadband Ltd.	1,600,801	6,227,840
Austal Ltd.(a)	2,785,809	12,352,692
Bank of Queensland Ltd.	4,384,805	19,674,198
Bapcor Ltd.	2,441,596	4,032,975
Beach Energy Ltd.	10,732,723	8,720,729
Bega Cheese Ltd.	2,095,441	7,272,775
Bellevue Gold Ltd.(a)	9,666,135	7,411,970
Bendigo & Adelaide Bank Ltd.	3,804,323	31,469,244
BHP Group Ltd.	34,259,184	976,667,535
BlueScope Steel Ltd.	3,000,278	44,887,590
Boss Energy Ltd. (a)(b)	2,837,500	3,682,548
Brambles Ltd.	9,265,535	150,560,920
Breville Group Ltd.	702,168	13,624,350
BWP Property Group Ltd.	3,866,134	9,723,206
Capricorn Metals Ltd.(a)	2,719,599	22,899,446
CAR Group Ltd.	2,623,780	61,263,746
Catalyst Metals Ltd.(a)	1,543,893	6,829,005
Catapult Sports Ltd.(a)	1,324,424	5,814,828
Centuria Capital Group	4,043,839	6,235,655
Centuria Industrial REIT	4,017,007	9,313,276
Centuria Office REIT	955,261	737,382
Challenger Ltd.	3,526,628	21,466,392
Champion Iron Ltd.	2,552,261	9,230,221
Charter Hall Group	3,291,526	48,341,671
Charter Hall Long Wale REIT	4,650,369	12,937,976
Charter Hall Retail REIT	3,376,195	9,098,695
Charter Hall Social Infrastructure REIT	621,064	1,311,308
Cleanaway Waste Management Ltd.	15,078,558	25,136,527
Cochlear Ltd.	441,215	82,833,607
Codan Ltd.	837,079	19,822,842
Coles Group Ltd.	9,089,741	131,097,270
Collins Foods Ltd.	700,356	4,898,448
Commonwealth Bank of Australia	11,313,184	1,269,395,730
Computershare Ltd.	3,536,351	84,481,872
Corporate Travel Management Ltd.	849,006	8,926,959
Credit Corp. Group Ltd.	445,061	4,175,220
Cromwell Property Group	14,536,946	4,421,907
CSL Ltd.	3,274,796	381,632,610
Data#3 Ltd.	766,583	4,414,289
Deep Yellow Ltd.(a)	6,589,123	7,722,257
Deterra Royalties Ltd.	3,133,362	8,353,589
Develop Global Ltd.(a)	1,649,357	3,829,585
Security	Shares	Value
Australia (continued)
Dexus	7,268,140	$34,652,829
Dexus Industria REIT	540,746	1,012,003
Dicker Data Ltd.	601,097	4,023,570
DigiCo Infrastructure REIT	2,598,575	4,416,503
Domino's Pizza Enterprises Ltd.	455,839	5,458,903
Downer EDI Ltd.	4,589,472	23,181,522
DroneShield Ltd.(a)(b)	5,899,425	14,732,310
Dyno Nobel Ltd.	12,407,426	26,109,864
Eagers Automotive Ltd.	1,038,700	23,114,547
Elders Ltd.	1,381,186	6,405,925
Emerald Resources NL(a)	3,637,710	11,296,965
Endeavour Group Ltd./Australia	10,129,416	24,234,152
Evolution Mining Ltd.	14,042,746	99,374,394
EVT Ltd.	684,873	6,471,110
Firefinch Ltd., NVS(c)	5,815,203	66,015
Flight Centre Travel Group Ltd.(b)	1,207,134	9,710,869
Fortescue Ltd.	11,482,650	159,691,833
G8 Education Ltd.(b)	5,025,337	2,644,933
Genesis Minerals Ltd.(a)	7,302,806	27,784,231
Goodman Group	13,768,588	296,963,308
GPT Group (The)	13,326,742	46,810,191
GrainCorp Ltd., Class A	1,560,259	9,024,583
Greatland Resources Ltd.(a)	2,976,358	14,369,399
Growthpoint Properties Australia Ltd.	886,089	1,484,424
Guzman y Gomez Ltd.(b)	221,382	3,863,277
Hansen Technologies Ltd.	779,274	2,842,732
Harvey Norman Holdings Ltd.	3,829,626	18,099,174
Helia Group Ltd.	2,652,577	9,355,577
HMC Capital Ltd.	1,874,169	3,793,286
HomeCo Daily Needs REIT	11,394,543	10,177,501
HUB24 Ltd.	585,038	43,594,729
IDP Education Ltd.	1,986,668	7,282,471
IGO Ltd.(a)	4,510,627	15,816,101
Iluka Resources Ltd.	2,996,385	13,547,159
Imdex Ltd.	3,176,039	7,139,987
Ingenia Communities Group	2,508,677	9,219,249
Inghams Group Ltd.	2,426,122	3,840,037
Insignia Financial Ltd.(a)	3,873,951	11,482,281
Insurance Australia Group Ltd.	15,885,706	81,665,842
IperionX Ltd.(a)	2,040,053	9,058,176
IPH Ltd.	1,833,624	4,421,228
IRESS Ltd.	1,258,195	7,285,316
James Hardie Industries PLC(a)	3,919,895	82,555,864
JB Hi-Fi Ltd.	755,902	51,708,484
Judo Capital Holdings Ltd.(a)	5,277,932	5,825,955
Karoon Energy Ltd.	5,564,531	5,856,602
Kelsian Group Ltd.	1,102,993	3,511,659
Lendlease Corp. Ltd.	4,330,868	15,705,366
Leo Lithium Ltd., NVS	5,416,655	35
Liontown Resources Ltd.(a)	13,030,548	9,994,573
Lottery Corp. Ltd. (The)	15,046,156	54,121,264
Lovisa Holdings Ltd.	453,483	10,728,750
Lynas Rare Earths Ltd.(a)(b)	5,855,218	58,372,794
MA Financial Group Ltd.	428,853	2,696,552
Maas Group Holdings Ltd.(b)	430,399	1,335,406
Macquarie Group Ltd.	2,439,275	347,924,925
Macquarie Technology Group Ltd.(a)	23,202	1,003,652
Magellan Financial Group Ltd.	1,184,581	7,445,538
McMillan Shakespeare Ltd.	538,234	6,058,121
Medibank Pvt Ltd.	18,925,618	60,400,909
Megaport Ltd.(a)	1,064,378	11,432,817
Mesoblast Ltd.(a)(b)	6,421,376	10,494,471

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Metcash Ltd.	6,994,924	$17,423,819
Mineral Resources Ltd.(a)(b)	1,220,031	38,531,614
Mirvac Group	26,770,650	40,301,262
Monadelphous Group Ltd.	696,569	10,587,320
Myer Holdings Ltd.	3,539,489	913,636
Nanosonics Ltd.(a)(b)	1,697,971	5,085,057
National Australia Bank Ltd.	20,666,866	589,213,472
National Storage REIT	9,226,936	13,884,466
Netwealth Group Ltd.	879,280	17,698,105
Neuren Pharmaceuticals Ltd.(a)	804,902	11,425,569
New Hope Corp. Ltd.	3,713,202	10,077,602
NEXTDC Ltd.(a)	4,560,381	46,884,980
nib holdings Ltd.	3,333,607	16,429,988
Nick Scali Ltd.(b)	504,754	8,384,879
Nickel Industries Ltd.	11,991,819	5,792,539
Nine Entertainment Co. Holdings Ltd.	10,151,557	7,702,339
Northern Star Resources Ltd.	9,343,732	150,666,114
NRW Holdings Ltd.	2,798,371	8,866,424
Nufarm Ltd./Australia(a)	2,148,028	2,921,216
Nuix Ltd.(a)	1,366,894	2,182,085
Objective Corp. Ltd.	41,391	499,741
Ora Banda Mining Ltd.(a)	8,851,462	6,966,933
Orica Ltd.	3,362,228	48,887,938
Origin Energy Ltd.	11,616,317	93,091,067
Orora Ltd.	9,482,920	12,474,001
Paladin Energy Ltd.(a)(b)	2,720,217	17,064,482
Pantoro Gold Ltd.(a)	2,090,366	6,981,233
Perenti Ltd.	4,829,480	8,553,728
Perpetual Ltd.	710,039	8,906,070
Perseus Mining Ltd.	9,870,500	31,328,657
PEXA Group Ltd.(a)	988,323	9,785,677
Pilbara Minerals Ltd.(a)(b)	21,173,927	45,561,714
Pinnacle Investment Management Group Ltd.	1,200,274	15,456,199
PolyNovo Ltd.(a)(b)	4,311,504	3,707,657
Premier Investments Ltd.	732,498	8,526,854
Pro Medicus Ltd.	395,293	67,873,740
PWR Holdings Ltd.(b)	561,712	3,123,862
Qantas Airways Ltd.	5,336,688	35,553,761
QBE Insurance Group Ltd.	10,170,512	131,958,060
Qube Holdings Ltd.	10,802,823	30,960,205
Ramelius Resources Ltd.	12,919,295	27,949,454
Ramsay Health Care Ltd.	1,332,251	27,950,638
REA Group Ltd.	366,310	51,040,515
Reece Ltd.(b)	1,510,029	11,527,325
Region Group	8,174,209	13,056,033
Regis Healthcare Ltd.	1,305,000	6,324,968
Regis Resources Ltd.	5,330,835	22,378,865
Reliance Worldwide Corp. Ltd.	5,685,789	15,417,170
Resolute Mining Ltd.(a)	13,357,857	8,313,907
Rio Tinto Ltd.	2,648,667	229,973,828
Sandfire Resources Ltd.(a)	3,488,701	36,950,609
Santos Ltd.	21,960,985	90,701,833
Scentre Group	34,838,450	92,803,839
SEEK Ltd.	2,451,450	43,383,541
Service Stream Ltd.	2,633,546	3,907,004
SGH Ltd.	1,389,036	44,012,172
Sigma Healthcare Ltd.(b)	31,573,499	64,190,936
Silex Systems Ltd.(a)(b)	1,351,683	9,111,536
Sims Ltd.	1,129,792	11,785,857
SiteMinder Ltd.(a)	1,619,226	7,516,440
SmartGroup Corp. Ltd.	763,921	4,083,744
Sonic Healthcare Ltd.	3,120,046	43,183,303
Security	Shares	Value
Australia (continued)
South32 Ltd.	30,623,125	$63,331,270
Stanmore Resources Ltd.	2,160,033	3,035,770
Steadfast Group Ltd.	7,168,049	26,258,811
Stockland	16,310,590	67,434,168
Suncorp Group Ltd.	7,294,725	93,641,675
Super Retail Group Ltd.	1,093,654	11,430,158
Superloop Ltd.(a)	2,505,375	5,111,422
Tabcorp Holdings Ltd.	13,953,385	9,696,078
Technology One Ltd.	2,052,289	49,427,397
Telix Pharmaceuticals Ltd.(a)(b)	1,864,664	19,731,203
Telstra Group Ltd.	27,203,648	86,911,180
Temple & Webster Group Ltd.(a)	687,020	10,677,487
Transurban Group	20,903,204	197,779,659
Treasury Wine Estates Ltd.	5,616,023	21,997,386
Tuas Ltd.(a)	1,794,390	8,258,750
Vault Minerals Ltd.(a)	47,255,199	22,465,738
Ventia Services Group Pty. Ltd.	5,955,510	22,306,730
Vicinity Ltd.	25,974,008	42,910,814
Viva Energy Group Ltd.(d)	7,543,688	9,054,947
Vulcan Energy Resources Ltd.(a)(b)	826,649	3,636,185
Vulcan Steel Ltd.	515,371	2,442,968
WA1 Resources Ltd., NVS(a)	267,606	2,917,878
Washington H Soul Pattinson & Co. Ltd.	2,136,426	52,494,701
Waypoint REIT Ltd.	4,414,606	7,656,213
WEB Travel Group Ltd.(a)	2,674,694	7,297,324
Wesfarmers Ltd.	7,685,026	421,799,990
West African Resources Ltd.(a)	7,448,426	14,815,455
Westgold Resources Ltd.	6,407,146	22,205,908
Westpac Banking Corp.	23,100,153	584,536,992
Whitehaven Coal Ltd.	5,892,976	27,697,582
WiseTech Global Ltd.	1,364,128	61,524,866
Woodside Energy Group Ltd.	12,859,046	208,386,587
Woolworths Group Ltd.	8,270,886	153,664,752
Worley Ltd.	3,433,234	32,062,948
Xero Ltd.(a)	1,132,560	107,146,056
Yancoal Australia Ltd.	2,661,450	9,683,771
Zip Co. Ltd.(a)(b)	8,204,065	20,615,301
		11,377,428,822
Austria — 0.4%
ANDRITZ AG	449,393	33,976,730
AT&S Austria Technologie & Systemtechnik AG(a)(b)	104,932	3,895,157
BAWAG Group AG(d)	556,017	71,854,772
CA Immobilien Anlagen AG	321,615	8,939,815
CPI Europe AG(a)(b)	280,698	5,471,933
DO & CO AG	50,972	12,159,207
Erste Group Bank AG	2,091,983	216,706,139
EVN AG	246,934	7,206,026
Lenzing AG(a)(b)	140,194	4,193,884
Oesterreichische Post AG	225,817	7,806,047
OMV AG	962,387	52,686,962
Palfinger AG	23,678	887,009
Porr AG	58,374	1,852,641
Raiffeisen Bank International AG	900,320	33,564,082
SBO AG	48,426	1,605,430
UNIQA Insurance Group AG	925,470	13,596,422
Verbund AG	458,238	35,366,893
Vienna Insurance Group AG Wiener Versicherung Gruppe	281,337	14,430,324
voestalpine AG	724,305	25,789,608

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Austria (continued)
Wienerberger AG	751,791	$22,316,645
		574,305,726
Belgium — 1.1%
Ackermans & van Haaren NV	158,832	39,556,729
Aedifica SA	317,861	23,212,885
Ageas SA	1,008,151	66,719,009
Anheuser-Busch InBev SA	6,683,839	407,561,784
Argenx SE(a)	414,684	339,405,202
Azelis Group NV	1,169,209	13,825,538
Barco NV	480,239	6,849,101
Bekaert SA	269,770	11,269,044
CMB Tech NV	798,544	7,489,368
Cofinimmo SA	258,559	22,079,857
Colruyt Group NV	315,382	11,778,259
Deme Group NV	52,982	8,004,875
D'ieteren Group	151,098	27,601,486
Elia Group SA, Class B	319,479	38,506,260
Fagron	525,595	12,489,398
Financiere de Tubize SA	88,841	21,696,135
Galapagos NV(a)(b)	299,236	9,527,004
Groupe Bruxelles Lambert NV	600,533	52,781,165
KBC Ancora	297,496	23,408,549
KBC Group NV	1,540,212	185,301,992
Kinepolis Group NV	110,730	3,797,422
Lotus Bakeries NV	2,717	23,704,883
Melexis NV	142,701	10,270,606
Montea NV	112,094	9,052,501
Ontex Group NV(a)(b)	461,316	3,372,210
Proximus SADP	908,012	7,799,611
Recticel SA	167,846	1,653,523
Retail Estates NV	69,513	5,040,001
Shurgard Self Storage Ltd.	182,109	6,666,437
Sofina SA	108,629	29,857,191
Solvay SA	498,512	15,300,671
Syensqo SA	499,980	41,271,493
Tessenderlo Group SA	240,251	7,257,308
UCB SA	855,103	219,882,862
Umicore SA	1,325,178	25,234,787
Vastned NV	134,297	4,615,815
VGP NV	90,632	10,470,365
Warehouses De Pauw CVA	1,308,097	33,218,703
Xior Student Housing NV	202,576	6,609,489
		1,794,139,518
Canada — 0.0%
Southern Cross Gold Consolidated Ltd., NVS(a)(b)	1,032,327	6,118,779
China — 0.0%
CARsgen Therapeutics Holdings Ltd.(a)(d)	2,639,500	5,594,595
Mobvista Inc.(a)(d)	3,714,000	8,524,101
United Energy Group Ltd.(b)	84,874,000	5,415,277
Wharf Holdings Ltd. (The)	7,204,407	18,932,249
		38,466,222
Denmark — 1.9%
ALK-Abello A/S(a)	948,092	31,276,060
Alm Brand A/S	5,893,192	16,590,932
Ambu A/S, Class B	1,272,376	19,791,174
AP Moller - Maersk A/S, Class A	17,924	36,944,146
AP Moller - Maersk A/S, Class B, NVS(b)	28,463	58,517,859
Bavarian Nordic A/S(a)	544,942	20,134,704
Carlsberg A/S, Class B	637,545	74,962,244
cBrain A/S(b)	64,215	1,495,337
Security	Shares	Value
Denmark (continued)
Chemometec A/S	112,791	$13,784,245
Coloplast A/S, Class B	847,467	76,648,643
D/S Norden A/S	155,414	6,211,764
Danske Bank A/S	4,451,324	198,943,907
Demant A/S(a)	582,103	19,366,643
DFDS A/S(a)	237,170	3,344,101
DSV A/S	1,380,330	294,573,835
FLSmidth & Co. A/S	313,903	24,446,654
Genmab A/S(a)	416,477	118,790,819
GN Store Nord A/S(a)(b)	935,248	16,376,743
Gubra AS	37,380	2,478,971
H Lundbeck A/S	1,741,640	12,702,015
ISS A/S	996,269	31,401,305
Jyske Bank A/S, Registered	287,434	33,784,191
Matas A/S(b)	340,724	6,763,969
Netcompany Group A/S(a)(d)	294,344	14,707,823
NKT A/S(a)	366,993	41,081,485
Novo Nordisk A/S, Class B	21,796,711	1,073,088,502
Novonesis Novozymes B, Class B	2,377,432	142,074,392
NTG Nordic Transport Group A/S, Class A(a)(b)	70,043	1,976,570
Orsted A/S(a)(d)	3,581,207	64,136,715
Pandora A/S	539,201	72,149,775
Per Aarsleff Holding A/S	156,573	17,779,421
Ringkjoebing Landbobank A/S	192,607	43,559,173
Rockwool AS, Class B	655,030	22,445,048
Royal Unibrew A/S	330,218	24,957,940
Scandinavian Tobacco Group A/S, Class A(d)	409,054	5,423,272
Schouw & Co. A/S	91,741	8,434,862
Sydbank A/S	373,816	31,913,143
TORM PLC, Class A	369,102	7,961,476
Tryg A/S	2,213,970	54,572,106
Vestas Wind Systems A/S	6,821,856	139,521,297
Zealand Pharma A/S(a)	437,775	34,660,645
		2,919,773,906
Finland — 0.9%
Citycon OYJ	681,807	2,315,027
Elisa OYJ	962,258	42,401,132
Finnair OYJ	268,952	883,353
Fortum OYJ	3,010,007	67,122,914
Harvia OYJ(b)	11,610	485,107
Hiab OYJ, Class B	271,343	15,027,044
Huhtamaki OYJ	664,351	22,326,714
Kalmar OYJ, Class B	272,173	11,276,074
Kemira OYJ	803,590	17,686,416
Kempower OYJ(a)	121,745	2,124,451
Kesko OYJ, Class B	1,886,115	39,786,866
Kojamo OYJ(a)	932,823	11,300,546
Kone OYJ, Class B	2,311,456	154,435,381
Konecranes OYJ	460,390	45,443,989
Mandatum OYJ	2,943,468	21,111,322
Marimekko OYJ	72,326	1,065,425
Metsa Board OYJ, Class B(b)	1,302,968	4,419,988
Metso OYJ	4,445,393	72,899,965
Neste OYJ	2,858,575	59,231,580
Nokia OYJ	35,194,577	240,072,648
Nokian Renkaat OYJ(b)	858,814	8,660,494
Orion OYJ, Class B	762,770	53,266,481
Outokumpu OYJ	2,474,741	10,644,137
Puuilo OYJ	243,451	3,984,716
QT Group OYJ(a)	129,135	5,291,134
Revenio Group OYJ	133,961	3,738,968
Sampo OYJ, Class A	16,475,703	183,643,586

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Stora Enso OYJ, Class R	3,989,883	$46,458,802
TietoEVRY OYJ	678,405	14,560,927
Tokmanni Group Corp.	260,831	2,578,325
UPM-Kymmene OYJ	3,602,747	96,669,979
Valmet OYJ	1,014,639	33,014,995
Wartsila OYJ Abp	3,417,983	111,826,481
YIT OYJ(a)	1,197,361	4,047,288
		1,409,802,255
France — 9.8%
Accor SA	1,314,121	66,853,091
Aeroports de Paris SA	247,363	33,933,497
Air France-KLM, NVS(a)	832,218	11,094,440
Air Liquide SA	3,893,597	753,562,353
Airbus SE	4,015,759	990,169,827
Alstom SA(a)	2,349,635	58,758,679
Altarea SCA	20,889	2,382,745
Alten SA	197,858	16,294,651
Amundi SA(d)	375,386	27,828,254
Antin Infrastructure Partners SA	216,546	2,726,324
Aperam SA	352,811	12,294,502
ArcelorMittal SA	3,189,427	121,759,717
Arkema SA	380,106	22,564,105
Assystem SA(b)	41,882	2,100,561
Aubay	3,120	179,932
AXA SA	11,925,804	517,441,614
Beneteau SACA	198,490	1,913,246
BioMerieux	285,464	36,753,666
BNP Paribas SA	6,864,851	531,737,310
Bollore SE	4,630,014	25,781,676
Bouygues SA	1,314,089	59,315,488
Bureau Veritas SA	2,288,031	75,190,269
Canal+ SA, NVS(a)	4,681,308	14,731,506
Capgemini SE	1,091,270	167,886,859
Carmila SA	397,254	7,242,179
Carrefour SA	3,909,045	58,873,913
Cie de Saint-Gobain SA	3,049,190	295,960,487
Cie Generale des Etablissements Michelin SCA	4,507,978	144,009,218
Cie. des Alpes	21,226	486,937
Coface SA	747,407	13,163,542
Covivio SA/France	354,801	22,763,266
Credit Agricole SA	7,093,117	128,040,472
Danone SA	4,350,045	384,181,268
Dassault Aviation SA	134,278	43,270,433
Dassault Systemes SE	4,530,813	128,936,679
Derichebourg SA	806,935	5,504,533
Edenred SE	1,631,592	46,898,738
Eiffage SA	468,247	57,617,674
Elior Group SA(a)(d)	819,657	2,646,959
Elis SA	1,196,572	33,323,500
Emeis SA(a)	490,857	8,104,045
Engie SA	12,296,698	287,901,998
Equasens	32,362	1,416,580
Eramet SA(b)	59,900	4,100,788
EssilorLuxottica SA	2,032,900	744,485,862
Esso SA Francaise	14,556	1,636,595
Etablissements Maurel et Prom SA	417,345	2,326,277
Eurazeo SE	271,796	18,527,753
Eurofins Scientific SE	818,724	57,744,172
Euronext NV(d)	539,987	77,170,483
Eutelsat Communications SACA(a)(b)	1,191,071	4,607,974
Exail Technologies SA, NVS(a)	68,308	6,551,147
Exosens SAS	206,618	11,606,830
Security	Shares	Value
France (continued)
FDJ UNITED	735,305	$21,424,654
Fnac Darty SA	121,740	3,986,888
Forvia SE(a)	1,085,929	13,905,940
Gaztransport Et Technigaz SA	246,642	48,842,497
Gecina SA	304,887	28,333,541
Getlink SE	2,240,621	40,898,545
Havas NV	4,727,299	8,249,956
Hermes International SCA	214,150	529,905,382
ICADE	208,334	5,076,363
ID Logistics Group SACA(a)	19,606	8,904,769
Imerys SA	240,453	5,922,833
Interparfums SA	160,576	5,282,012
Ipsen SA	247,829	34,827,708
IPSOS SA	246,104	9,433,512
JCDecaux SE	392,049	7,133,129
Kaufman & Broad SA	79,120	2,662,554
Kering SA	503,315	178,735,653
Klepierre SA	1,455,462	55,622,731
Legrand SA	1,777,561	306,962,939
LISI SA	135,112	7,914,185
L'Oreal SA	1,624,428	677,892,167
Louis Hachette Group, NVS	4,727,299	8,120,767
LVMH Moet Hennessy Louis Vuitton SE	1,703,911	1,204,362,784
Mercialys SA	640,033	7,809,433
Mersen SA	189,703	4,795,049
Metropole Television SA	252,634	3,485,424
Nexans SA	234,363	32,998,821
Nexity SA(a)(b)	335,835	3,515,162
Opmobility	427,102	6,976,142
Orange SA	12,389,944	198,194,061
Pernod Ricard SA	1,356,123	132,819,376
Peugeot Invest SA	42,221	3,582,780
Pierre Et Vacances SA, NVS(a)	863,002	1,617,143
Pluxee NV, NVS	605,320	11,693,285
Publicis Groupe SA	1,532,152	153,566,238
Quadient SA	262,282	4,514,249
Remy Cointreau SA(b)	152,616	7,561,354
Renault SA	1,287,140	50,017,210
Rexel SA	1,497,630	51,930,284
Rubis SCA	600,269	21,796,936
Safran SA	2,438,368	866,396,811
Sanofi SA	7,468,144	755,498,205
Sartorius Stedim Biotech	195,963	46,868,358
Schneider Electric SE	3,709,832	1,057,041,622
SCOR SE	1,049,759	31,778,065
SEB SA(b)	172,857	9,564,853
Seche Environnement SACA, NVS(b)	14,792	1,197,579
SES SA, Class A	2,339,675	17,927,454
Societe BIC SA	156,943	8,732,551
Societe Generale SA	4,855,044	307,909,836
Sodexo SA	599,141	33,174,694
SOITEC(a)	185,871	8,795,596
Sopra Steria Group	104,033	16,192,349
SPIE SA	982,331	49,993,133
STMicroelectronics NV	4,588,829	112,682,752
Technip Energies NV	992,463	40,327,790
Teleperformance SE	366,791	26,192,016
Television Francaise 1 SA	449,334	4,110,750
Thales SA	628,628	179,255,026
TotalEnergies SE	13,803,690	861,833,668
Trigano SA	69,907	11,633,238
Ubisoft Entertainment SA(a)	637,731	5,693,650

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Unibail-Rodamco-Westfield, New	824,577	$85,263,911
Valeo SE	1,497,652	20,705,405
Vallourec SACA	1,147,279	21,390,532
Veolia Environnement SA	4,384,068	144,880,742
Vicat SACA	100,413	7,527,803
Vinci SA	3,334,935	445,934,998
Virbac SACA	32,992	13,490,512
Vivendi SE	4,716,640	16,989,197
Voltalia SA(a)(b)	198,605	1,634,508
VusionGroup	58,056	16,136,731
Wavestone	50,803	3,023,168
Wendel SE	160,652	15,078,851
Worldline SA(a)(b)(d)	1,549,722	4,201,471
X-Fab Silicon Foundries SE(a)(d)	325,855	2,067,675
		15,314,754,570
Germany — 8.5%
1&1 AG(b)	282,131	6,966,217
Adesso SE	21,163	2,285,674
adidas AG	1,158,428	219,038,319
Aixtron SE	803,914	12,882,661
Allianz SE, Registered	2,611,629	1,049,461,168
AlzChem Group AG	35,817	6,900,229
Aroundtown SA(a)	5,534,644	19,777,871
Atoss Software SE	58,512	7,847,353
Aumovio SE(a)	373,081	16,040,188
Aurubis AG(b)	219,862	28,667,098
Auto1 Group SE(a)	907,222	31,882,103
BASF SE	6,017,284	296,903,755
Bayer AG, Registered	6,638,117	206,475,229
Bayerische Motoren Werke AG	1,871,217	174,481,324
Bechtle AG	544,901	23,032,763
Befesa SA(d)	247,910	8,210,293
Beiersdorf AG	667,244	70,737,216
Bilfinger SE	244,611	26,391,696
Brenntag SE	843,838	46,865,689
CANCOM SE	232,372	6,610,142
Carl Zeiss Meditec AG, Bearer(b)	251,573	12,760,011
Ceconomy AG(a)	1,055,086	5,401,639
Cewe Stiftung & Co. KGaA	56,036	6,420,692
Commerzbank AG	5,220,505	190,354,678
Continental AG	746,036	57,006,009
Covestro AG, NVS(a)	1,214,897	84,861,277
CTS Eventim AG & Co. KGaA	427,369	38,288,566
CureVac NV(a)	694,342	3,722,759
Daimler Truck Holding AG	3,206,332	128,518,312
Delivery Hero SE, Class A(a)(d)	1,293,844	32,863,297
Dermapharm Holding SE(b)	122,006	4,804,078
Deutsche Bank AG, Registered	12,520,685	448,242,633
Deutsche Boerse AG	1,278,904	323,869,598
Deutsche Lufthansa AG, Registered	4,021,199	35,253,434
Deutsche Pfandbriefbank AG(b)(d)	859,619	4,521,207
Deutsche Post AG, Registered	6,478,187	297,649,047
Deutsche Telekom AG, Registered	23,592,846	730,792,434
Deutz AG	978,320	9,696,988
Duerr AG	356,138	8,306,786
E.ON SE	15,152,155	281,926,690
Eckert & Ziegler SE	306,787	5,995,482
Elmos Semiconductor SE	51,656	4,885,060
Energiekontor AG	37,480	1,462,411
Evonik Industries AG	1,726,161	28,927,070
Evotec SE(a)	1,017,968	8,290,230
Fielmann Group AG	175,366	9,577,362
Security	Shares	Value
Germany (continued)
flatexDEGIRO AG	594,591	$22,553,999
Fraport AG Frankfurt Airport Services Worldwide(a)	246,744	21,149,590
Freenet AG	815,711	25,366,854
Fresenius Medical Care AG	1,490,644	80,028,567
Fresenius SE & Co. KGaA	2,854,675	164,266,431
Friedrich Vorwerk Group SE	47,238	5,085,990
GEA Group AG	1,077,321	77,058,208
Gerresheimer AG(b)	243,324	7,744,903
GFT Technologies SE(b)	120,448	2,474,376
Grand City Properties SA(a)	620,712	7,903,703
Grenke AG	169,975	2,928,683
Hamborner REIT AG	682,881	4,088,304
Hannover Rueck SE	400,291	114,274,454
Heidelberg Materials AG	914,034	214,435,580
HelloFresh SE(a)(b)	1,052,859	8,535,078
Henkel AG & Co. KGaA	641,592	47,909,919
Hensoldt AG	436,761	46,557,684
Hornbach Holding AG & Co. KGaA	62,721	6,275,693
Hugo Boss AG(b)	315,393	13,992,396
Hypoport SE(a)(b)	31,722	4,738,412
Infineon Technologies AG	8,834,060	350,649,425
IONOS Group SE(a)	343,686	12,206,417
Jenoptik AG	367,174	8,292,979
JOST Werke SE(d)	41,034	2,390,626
K+S AG, Registered	1,212,224	15,792,140
KION Group AG	493,308	35,051,716
Kloeckner & Co. SE	447,589	2,862,027
Knorr-Bremse AG	505,284	47,015,649
Kontron AG	324,813	8,490,131
Krones AG	104,110	15,121,814
Lanxess AG	573,871	13,665,898
LEG Immobilien SE	506,357	38,591,607
MBB SE	2,384	523,304
Mercedes-Benz Group AG	4,854,229	314,964,389
Merck KGaA	869,840	113,943,466
MTU Aero Engines AG	366,876	160,334,010
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	884,225	547,064,599
Mutares SE & Co. KGaA(b)	63,764	2,035,488
Nagarro SE	54,712	3,051,469
Nemetschek SE	400,918	46,326,282
Nordex SE(a)	916,089	27,052,772
Norma Group SE(b)	231,093	3,749,808
Northern Data AG(a)(b)	56,418	965,250
Patrizia SE	369,528	3,094,394
Pfeiffer Vacuum Technology AG	44,656	8,029,748
Pfisterer Holding SE(a)	34,599	2,927,232
PNE AG(b)	189,231	2,338,216
ProSiebenSat.1 Media SE	393,892	2,399,568
Puma SE	708,373	15,062,062
QIAGEN NV	1,474,478	69,403,769
Rational AG	35,044	25,708,221
Redcare Pharmacy NV(a)(b)(d)	109,458	8,985,627
RENK Group AG	517,982	39,437,209
Rheinmetall AG	310,780	610,926,394
RTL Group SA(a)(b)	272,446	10,519,425
RWE AG	4,260,887	209,765,666
SAF-Holland SE	279,861	4,552,451
Salzgitter AG(b)	196,342	6,371,665
SAP SE	7,067,157	1,837,972,166
Schaeffler AG	1,396,506	11,329,856

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Schott Pharma AG & Co. KGaA	236,143	$5,302,278
Scout24 SE(d)	524,140	60,614,829
Secunet Security Networks AG(b)	9,731	2,235,457
SGL Carbon SE(a)(b)	514,058	1,820,394
Siemens AG, Registered	5,145,314	1,458,167,591
Siemens Energy AG(a)	4,591,714	572,060,075
Siemens Healthineers AG(d)	2,275,655	127,550,323
Siltronic AG(b)	116,376	7,186,673
Sixt SE	97,047	8,531,182
SMA Solar Technology AG(a)(b)	118,197	3,544,894
Stabilus SE	166,562	4,181,474
Stroeer SE & Co. KGaA	239,028	10,458,453
Suedzucker AG(b)	484,090	5,338,984
SUESS MicroTec SE	129,121	4,149,343
Symrise AG, Class A	899,545	74,391,468
TAG Immobilien AG	1,221,112	20,271,576
Talanx AG(a)	434,657	52,928,748
TeamViewer SE(a)(d)	1,020,356	7,510,488
thyssenkrupp AG	3,419,033	35,829,209
Tkms AG& Co. KGaA(a)	170,951	16,108,566
TUI AG(a)	3,152,477	26,861,843
United Internet AG, Registered(e)	587,180	18,127,318
Verbio SE(b)	161,209	2,863,427
Vonovia SE	5,115,639	153,754,362
Vossloh AG(b)	79,368	7,238,598
Wacker Chemie AG(b)	129,394	10,205,348
Wacker Neuson SE	236,627	5,152,281
Zalando SE(a)(d)	1,520,030	42,595,151
		13,287,168,830
Hong Kong — 1.9%
AIA Group Ltd.	72,019,600	700,803,264
ASMPT Ltd.	2,173,900	22,882,006
Bank of East Asia Ltd. (The)	6,721,200	11,590,438
BOC Hong Kong Holdings Ltd.	25,271,500	124,177,020
Bright Smart Securities & Commodities Group Ltd.(a)(b)	5,750,000	7,201,474
Brightoil Petroleum Holdings Ltd.(c)	6,240,000	8
Cafe de Coral Holdings Ltd.(b)	1,634,000	1,320,565
CITIC Telecom International Holdings Ltd.	14,813,000	4,709,343
CK Asset Holdings Ltd.	13,188,516	65,246,805
CK Infrastructure Holdings Ltd.	4,384,500	28,518,345
CLP Holdings Ltd.	11,352,500	96,829,613
Cowell e Holdings Inc.(a)	1,925,000	7,647,424
Crystal International Group Ltd.(d)	1,307,500	1,146,054
Dah Sing Banking Group Ltd.	3,615,600	5,118,135
Dah Sing Financial Holdings Ltd.	1,006,800	4,655,275
Deep Source Holdings Ltd.(a)(b)	28,730,000	2,809,943
Dream International Ltd.	900,000	1,126,947
Envision Greenwise Holdings Ltd.(a)(b)	8,304,000	3,475,978
First Pacific Co. Ltd.	16,436,250	13,270,791
Fortune REIT	9,546,000	6,166,468
Futu Holdings Ltd., ADR	415,992	82,799,048
Galaxy Entertainment Group Ltd.	15,175,000	75,606,832
Guotai Junan International Holdings Ltd.(b)	22,581,000	11,074,421
Hang Lung Group Ltd.	685,000	1,303,480
Hang Lung Properties Ltd.	14,482,000	16,126,321
Hang Seng Bank Ltd.	5,229,100	101,941,021
Health and Happiness H&H International Holdings Ltd.	1,432,000	2,227,737
Henderson Land Development Co. Ltd.	10,036,570	35,306,154
HKT Trust & HKT Ltd., Class SS	26,260,200	38,344,400
Hong Kong & China Gas Co. Ltd.	78,238,864	72,813,146
Security	Shares	Value
Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	7,673,400	$418,222,443
Hongkong Land Holdings Ltd.	7,536,700	46,051,626
Hsin Chong Group Holdings Ltd.(a)(c)	7,490,000	10
Hutchison Telecommunications Hong Kong Holdings Ltd.	15,260,000	2,140,569
Hysan Development Co. Ltd.	3,282,000	6,799,501
Jardine Matheson Holdings Ltd.	1,103,900	64,815,017
Johnson Electric Holdings Ltd.(b)	2,741,750	12,865,106
JS Global Lifestyle Co. Ltd.(a)(d)	9,399,500	2,153,144
Kerry Logistics Network Ltd.	3,048,387	2,821,224
Kerry Properties Ltd.	4,081,500	10,287,282
Link REIT	17,919,419	93,317,438
Luk Fook Holdings International Ltd.	2,042,000	6,528,734
Man Wah Holdings Ltd.	10,790,400	6,587,360
Melco International Development Ltd.(a)	8,114,500	4,874,876
Melco Resorts & Entertainment Ltd., ADR(a)	1,267,016	10,389,531
MTR Corp. Ltd.(b)	10,903,500	40,001,539
New World Development Co. Ltd.(a)(b)	9,501,000	8,794,443
NWS Holdings Ltd.	9,558,166	10,328,112
OSL Group Ltd.(a)(b)	3,345,568	7,572,810
Pacific Basin Shipping Ltd.	34,734,000	11,503,815
PAX Global Technology Ltd.	3,709,000	2,544,089
PCCW Ltd.	29,538,000	21,101,043
Power Assets Holdings Ltd.	9,504,500	60,379,630
Realord Group Holdings Ltd.(a)	2,990,000	4,729,022
Sands China Ltd.	16,993,600	44,289,671
Sino Land Co. Ltd.	25,926,000	32,203,598
SITC International Holdings Co. Ltd.	9,155,000	33,719,119
SJM Holdings Ltd.(a)(b)	19,909,000	7,245,402
SmarTone Telecommunications Holdings Ltd.	2,797,500	1,738,863
Stella International Holdings Ltd.	4,001,000	8,506,029
Sun Hung Kai Properties Ltd.	9,841,500	119,759,088
SUNeVision Holdings Ltd.(b)	5,889,000	4,574,210
Swire Pacific Ltd., Class A	2,905,500	23,997,453
Techtronic Industries Co. Ltd.	9,948,000	116,033,532
Time Interconnect Technology Ltd.	3,152,000	6,340,086
United Laboratories International Holdings Ltd. (The)	7,246,000	11,731,579
Vitasoy International Holdings Ltd.	4,646,000	4,543,905
Viva Goods Co. Ltd.(a)(b)	20,624,000	1,565,782
Vobile Group Ltd.(a)(b)	13,885,000	9,255,693
VSTECS Holdings Ltd.(b)	5,236,000	6,482,946
VTech Holdings Ltd.	1,211,500	9,880,625
WH Group Ltd.(d)	58,168,500	55,953,246
Wharf Real Estate Investment Co. Ltd.	11,595,000	33,001,906
Wynn Macau Ltd.	11,091,200	9,430,909
Xinyi Glass Holdings Ltd.(b)	12,774,000	14,939,561
Yue Yuen Industrial Holdings Ltd.(b)	5,562,000	10,200,544
		2,966,440,567
Ireland — 0.4%
AIB Group PLC	13,685,923	126,133,927
Bank of Ireland Group PLC	6,438,606	105,419,102
Cairn Homes PLC	4,172,540	9,272,675
COSMO Pharmaceuticals NV	70,109	5,900,349
Dalata Hotel Group PLC	1,426,607	10,589,798
Glanbia PLC	1,274,866	21,578,311
Glenveagh Properties PLC(a)(d)	1,741,729	3,830,508
Irish Residential Properties REIT PLC	1,850,149	1,979,029
Kerry Group PLC, Class A	1,085,698	99,040,367
Kingspan Group PLC	1,023,044	76,603,774
Ryanair Holdings PLC	5,712,169	172,939,408

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ireland (continued)
Uniphar PLC	1,145,867	$5,067,382
		638,354,630
Israel — 1.5%
Africa Israel Residences Ltd.(b)	38,039	3,312,651
Airport City Ltd.(a)	588,069	11,623,886
Alony Hetz Properties & Investments Ltd.	1,120,611	13,739,203
Amot Investments Ltd.	1,694,228	13,375,837
Ashtrom Group Ltd.(b)	233,822	5,342,385
Azorim-Investment Development & Construction Co. Ltd.(b)	109,767	735,204
Azrieli Group Ltd.	300,311	31,683,431
Bank Hapoalim BM	8,455,726	171,504,599
Bank Leumi Le-Israel BM	10,099,751	204,984,223
Bet Shemesh Engines Holdings 1997 Ltd.(a)	40,179	8,284,827
Bezeq The Israeli Telecommunication Corp. Ltd.	15,967,888	32,707,019
Big Shopping Centers Ltd.	106,289	23,777,799
Blue Square Real Estate Ltd.	6,905	834,423
Camtek Ltd./Israel(a)	202,351	25,287,608
Carasso Motors Ltd.	128,651	1,545,671
Cellcom Israel Ltd.(a)	801,984	8,360,338
Cellebrite DI Ltd.(a)(b)	768,877	13,117,042
Check Point Software Technologies Ltd.(a)	588,740	115,204,643
Clal Insurance Enterprises Holdings Ltd.	492,604	27,391,345
CyberArk Software Ltd.(a)	326,231	169,894,580
Danel Adir Yeoshua Ltd.	36,813	5,094,148
Danya Cebus Ltd.	52,715	2,216,117
Delek Automotive Systems Ltd.	364,346	3,064,995
Delek Group Ltd.	70,973	18,659,998
Delta Galil Ltd.	55,258	3,083,032
El Al Israel Airlines(a)(b)	2,204,609	9,161,041
Elbit Systems Ltd.	191,506	90,712,278
Elco Ltd.	20,036	1,078,628
Electra Consumer Products 1970 Ltd.	80,829	2,799,330
Electra Ltd./Israel	247,120	7,830,788
Electra Real Estate Ltd.(a)(b)	77,709	1,187,844
Energix-Renewable Energies Ltd.(b)	2,092,781	9,665,592
Enlight Renewable Energy Ltd.(a)	895,934	31,142,366
Equital Ltd.(a)	136,882	6,528,259
Etoro Group Ltd., Class A(a)(b)	71,778	2,660,093
Fattal Holdings 1998 Ltd.(a)	44,208	8,024,018
FIBI Holdings Ltd.	114,779	8,817,462
First International Bank Of Israel Ltd. (The)	479,039	34,453,440
Fiverr International Ltd.(a)(b)	232,257	5,258,298
Formula Systems 1985 Ltd.(b)	55,606	8,072,098
Fox Wizel Ltd.	56,670	6,529,097
G City Ltd.	901,994	3,071,951
Gav-Yam Lands Corp. Ltd.	0	3
Global-e Online Ltd.(a)	759,107	27,654,268
Harel Insurance Investments & Financial Services Ltd.	1,065,954	37,151,932
Hilan Ltd.	70,222	5,532,135
ICL Group Ltd.	5,429,110	35,563,322
Inmode Ltd.(a)	497,982	7,355,194
Inrom Construction Industries Ltd.	257,319	1,917,163
Isracard Ltd.	1,256,996	5,362,890
Israel Canada T.R Ltd.(b)	1,133,753	5,906,220
Israel Corp Ltd.	32,110	11,368,643
Israel Discount Bank Ltd., Class A	8,261,394	82,562,578
Isras Holdings Ltd.(a)(b)	18,058	2,226,735
Isras Investment Co. Ltd.(b)	10,761	3,015,026
Ituran Location and Control Ltd.	177,314	6,828,362
Kenon Holdings Ltd.	166,368	8,665,593
Security	Shares	Value
Israel (continued)
Kornit Digital Ltd.(a)(b)	330,296	$4,458,996
M Yochananof & Sons Ltd.	4,678	394,804
Magic Software Enterprises Ltd.	169,586	3,475,825
Matrix IT Ltd.	216,290	8,009,995
Mega Or Holdings Ltd.	130,587	8,015,283
Meitav Investment House Ltd.	158,257	4,978,966
Melisron Ltd.	202,236	26,324,063
Menora Mivtachim Holdings Ltd.	120,033	11,956,458
Migdal Insurance & Financial Holdings Ltd.(b)	4,288,570	15,389,528
Mivne Real Estate KD Ltd.	4,420,031	19,515,558
Mizrahi Tefahot Bank Ltd.	1,098,090	71,395,126
Monday.com Ltd.(a)(b)	276,489	56,746,602
Nayax Ltd.(a)(b)	40,229	1,681,958
Next Vision Stabilized Systems Ltd.	499,797	21,943,011
Nice Ltd.(a)	426,366	58,159,694
Nova Ltd.(a)	203,286	70,613,500
Oddity Tech Ltd., Class A(a)(b)	283,732	12,838,873
Oil Refineries Ltd.	20,571,288	6,010,178
One Software Technologies Ltd.	244,734	6,580,787
OPC Energy Ltd.(a)(b)	1,052,298	18,983,636
OY Nofar Energy Ltd.(a)	106,438	3,397,656
Partner Communications Co. Ltd.	1,001,341	9,942,252
Paz Retail & Energy Ltd.	78,353	16,760,129
Phoenix Financial Ltd.	1,536,867	59,164,799
Prashkovsky Investments and Construction Ltd.	14,455	737,249
Radware Ltd.(a)	307,309	7,876,330
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	89,986	8,458,841
Reit 1 Ltd.	1,189,608	9,747,554
Retailors Ltd.	73,720	1,320,821
Riskified Ltd., Class A(a)	545,219	2,578,886
Sapiens International Corp. NV(b)	229,992	9,839,305
Sella Capital Real Estate Ltd.	1,436,904	5,114,263
Shapir Engineering and Industry Ltd.	967,152	8,649,314
Shikun & Binui Ltd.(a)	2,341,763	13,044,284
Shufersal Ltd.	1,719,150	21,365,535
SimilarWeb Ltd.(a)(b)	259,052	2,214,895
Strauss Group Ltd.	485,767	13,679,036
Summit Real Estate Holdings Ltd.	117,203	2,399,883
Tel Aviv Stock Exchange Ltd.	668,080	15,552,237
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	7,758,349	158,890,988
Tower Semiconductor Ltd.(a)	769,278	63,584,179
Turpaz Industries Ltd.	173,495	2,837,183
Wix.com Ltd.(a)(b)	378,526	55,090,674
YH Dimri Construction & Development Ltd.(b)	31,933	3,853,133
ZIM Integrated Shipping Services Ltd.(b)	841,184	12,937,410
		2,329,437,328
Italy — 3.2%
A2A SpA	10,500,345	30,594,019
ACEA SpA	381,606	9,245,819
Amplifon SpA	841,774	14,385,713
Ariston Holding NV	520,139	2,158,338
Ascopiave SpA	445,165	1,651,803
Azimut Holding SpA	768,259	30,067,176
Banca Generali SpA	453,858	25,704,685
Banca IFIS SpA	251,040	6,485,789
Banca Mediolanum SpA	1,284,184	25,817,827
Banca Monte dei Paschi di Siena SpA	14,143,319	124,043,758
Banca Popolare di Sondrio SpA	1,035,768	17,368,834
Banco BPM SpA	7,820,380	113,938,577
BFF Bank SpA(a)(d)	1,132,088	13,664,895
BPER Banca SpA	9,736,893	116,666,421

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Brembo NV	1,095,672	$11,817,224
Brunello Cucinelli SpA	238,685	24,190,324
Buzzi SpA	608,800	36,676,050
Carel Industries SpA(d)	235,560	6,124,071
CIR SpA-Compagnie Industriali(a)	4,156,791	3,316,268
Credito Emiliano SpA	647,600	10,252,398
d'Amico International Shipping SA	302,638	1,567,796
Danieli & C Officine Meccaniche SpA	128,237	6,929,420
Davide Campari-Milano NV(b)	4,106,491	28,588,863
De' Longhi SpA	485,219	17,710,497
DiaSorin SpA	160,043	14,175,497
El.En. SpA	275,125	3,599,344
Enav SpA(d)	1,694,949	8,856,313
Enel SpA	54,801,622	554,359,902
Eni SpA	13,744,397	253,439,440
ERG SpA	416,264	10,737,994
Ferrari NV	853,672	341,861,851
Fila SpA	68,179	747,558
Fincantieri SpA(a)	650,527	16,736,970
FinecoBank Banca Fineco SpA	4,094,499	93,682,731
Generali	5,783,467	222,639,694
GVS SpA(a)(b)(d)	423,892	2,104,205
Hera SpA	5,411,715	24,288,774
Industrie De Nora SpA	225,645	1,882,231
Infrastrutture Wireless Italiane SpA(d)	2,111,930	23,206,639
Interpump Group SpA	521,462	26,912,824
Intesa Sanpaolo SpA	96,861,527	624,305,380
Iren SpA	4,782,047	14,110,634
Italgas SpA	4,059,999	42,601,275
Iveco Group NV	1,206,481	25,641,464
Juventus Football Club SpA, NVS(a)(b)	881,028	2,786,579
Leonardo SpA	2,733,964	160,851,897
Lottomatica Group SpA	1,709,360	42,149,652
LU-VE SpA, NVS	55,569	2,313,720
Maire SpA	1,268,757	19,263,581
MARR SpA(b)	286,279	3,037,356
MFE-MediaForEurope NV, Class A	1,961,523	6,945,271
MFE-MediaForEurope NV, Class B(b)	421,252	1,964,482
Moncler SpA	1,582,884	94,956,182
NewPrinces SpA, NVS(a)	66,141	1,522,124
Nexi SpA(d)	3,701,292	19,515,490
OVS SpA(d)	1,191,701	6,014,353
Pharmanutra SpA	23,983	1,280,657
Piaggio & C SpA(b)	1,784,323	4,062,219
Pirelli & C SpA(d)	2,623,044	18,413,883
Poste Italiane SpA(d)	3,174,809	76,544,318
Prysmian SpA	1,903,081	198,422,299
RAI Way SpA(d)	289,405	1,983,253
Recordati Industria Chimica e Farmaceutica SpA	776,112	46,195,548
Reply SpA	176,313	24,744,626
Saipem SpA	8,669,552	22,601,037
Salvatore Ferragamo SpA(a)(b)	460,865	3,715,749
Sanlorenzo SpA/Ameglia	53,419	2,088,585
Sesa SpA	40,755	3,792,689
Snam SpA	13,744,063	84,768,088
SOL SpA	259,494	15,194,573
Stellantis NV	13,524,123	137,538,254
Tamburi Investment Partners SpA	483,996	4,885,255
Technogym SpA(d)	854,394	15,475,686
Technoprobe SpA(a)	870,790	9,423,194
Telecom Italia SpA/Milano(a)	77,466,150	45,677,354
Tenaris SA, NVS	2,641,779	52,504,994
Security	Shares	Value
Italy (continued)
Terna - Rete Elettrica Nazionale	9,481,433	$97,223,305
UniCredit SpA	9,473,341	701,468,969
Unipol Assicurazioni SpA	2,552,341	55,879,224
Webuild SpA	3,318,493	13,411,024
Wiit SpA	28,291	644,190
Zignago Vetro SpA(b)	57,284	495,873
		4,984,612,818
Japan — 24.5%
& ST HD Co. Ltd.	167,300	2,823,062
77 Bank Ltd. (The)	542,200	23,239,910
ABC-Mart Inc.	696,100	11,925,437
Acom Co. Ltd.	1,799,600	5,130,250
Activia Properties Inc.	14,266	13,052,939
ADEKA Corp.	688,000	15,588,555
Advance Residence Investment Corp.	18,124	19,616,399
Advantest Corp.	5,185,300	776,476,870
Aeon Co. Ltd.	15,078,245	238,488,094
AEON Financial Service Co. Ltd.	769,500	7,526,646
Aeon Hokkaido Corp.	155,300	875,187
AEON REIT Investment Corp.	12,956	10,968,888
AGC Inc.	1,342,000	41,928,133
Ai Holdings Corp.	198,700	3,451,541
Aica Kogyo Co. Ltd.	357,300	8,414,133
Aichi Financial Group Inc., NVS	219,200	5,651,758
Aichi Steel Corp.	218,700	3,765,319
Aiful Corp.	2,433,700	7,156,956
Ain Holdings Inc.	177,600	7,441,297
Air Water Inc.	1,204,300	16,818,290
Aisin Corp.	3,449,700	61,991,778
Ajinomoto Co. Inc.	6,132,000	173,917,625
Alfresa Holdings Corp.	1,093,400	15,447,957
Alpen Co. Ltd.	59,400	876,913
Alps Alpine Co. Ltd.	1,178,476	14,843,968
ALSOK Co. Ltd.	2,599,700	17,768,561
Amada Co. Ltd.	2,180,100	25,996,891
Amano Corp.	521,100	13,825,684
ANA Holdings Inc.	982,800	18,419,823
Anritsu Corp.	931,400	13,773,121
Anycolor Inc.	221,900	8,655,986
AOKI Holdings Inc.	174,700	1,883,398
Aozora Bank Ltd.	714,200	10,225,970
Appier Group Inc.	436,600	3,664,858
Arata Corp.	53,100	1,034,530
Arclands Corp.	275,400	3,127,999
Arcs Co. Ltd.	188,700	3,834,682
ARE Holdings Inc.	614,600	9,759,059
Argo Graphics Inc.	80,800	716,765
Ariake Japan Co. Ltd.	99,600	3,495,046
Artience Co. Ltd.	207,400	4,227,035
As One Corp.	335,000	5,468,502
Asahi Group Holdings Ltd.	9,807,000	105,737,312
Asahi Intecc Co. Ltd.	1,493,800	23,687,649
Asahi Kasei Corp.	8,318,800	63,739,628
Asics Corp.	4,726,500	120,356,379
ASKUL Corp.	233,300	2,121,251
Astellas Pharma Inc.	12,152,400	127,206,791
Atom Corp.(a)(b)	904,200	3,178,834
Autobacs Seven Co. Ltd.	657,800	6,572,101
Awa Bank Ltd. (The)	170,700	4,032,859
Axial Retailing Inc.	86,800	613,044
Azbil Corp.	3,093,200	30,490,863
AZ-COM MARUWA Holdings Inc.	286,000	1,907,107

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Bandai Namco Holdings Inc.	3,984,200	$123,997,818
BayCurrent Inc.	953,700	43,740,500
Belc Co. Ltd.	48,000	2,253,565
Bell System24 Holdings Inc.	105,500	906,452
Belluna Co. Ltd.	160,500	1,057,635
Bic Camera Inc.	753,100	7,591,569
BIPROGY Inc.	526,400	21,262,034
Blue Zones Holdings Co. Ltd.	98,600	5,018,087
BML Inc.	132,100	3,129,449
Bridgestone Corp.	3,832,000	167,286,427
Brother Industries Ltd.	1,593,900	27,129,324
Bunka Shutter Co. Ltd.	142,500	1,879,411
C Uyemura & Co. Ltd.	58,000	4,717,517
Calbee Inc.	588,900	10,959,863
Canon Electronics Inc.	97,100	1,698,613
Canon Inc.	5,932,000	170,354,110
Canon Marketing Japan Inc.	345,900	14,403,540
Capcom Co. Ltd.	2,373,900	61,989,893
Casio Computer Co. Ltd.	1,315,900	10,316,112
CCI Group, Inc.	1,151,100	4,920,341
Central Glass Co. Ltd.	129,400	2,699,671
Central Japan Railway Co.	5,207,300	127,483,622
Change Holdings Inc.(b)	302,300	2,215,743
Chiba Bank Ltd. (The)	3,846,300	37,531,167
Chiyoda Corp.(a)(b)	991,500	2,624,114
Chubu Electric Power Co. Inc.	4,566,700	63,503,411
Chudenko Corp.	28,900	788,697
Chugai Pharmaceutical Co. Ltd.	4,548,100	208,156,206
Chugin Financial Group Inc., NVS	1,006,900	14,041,113
Chugoku Electric Power Co. Inc. (The)	2,126,200	11,828,685
Chugoku Marine Paints Ltd.	280,300	7,493,115
Citizen Watch Co. Ltd.	1,650,000	11,450,464
CKD Corp.	504,300	10,798,573
Coca-Cola Bottlers Japan Holdings Inc.	877,350	14,040,217
Colowide Co. Ltd.(b)	641,500	6,958,897
Comforia Residential REIT Inc.	6,214	13,104,601
COMSYS Holdings Corp.	796,600	20,088,241
Cosmo Energy Holdings Co. Ltd.	769,900	17,580,962
Cosmos Pharmaceutical Corp.	272,900	12,209,925
Cover Corp.(a)(b)	286,000	3,391,574
CRE Logistics REIT Inc.	4,887	4,979,337
Create Restaurants Holdings Inc.	2,087,000	9,949,909
Create SD Holdings Co. Ltd.	158,600	3,286,883
Credit Saison Co. Ltd.	918,500	22,375,115
CyberAgent Inc.	2,931,800	29,224,943
Cybozu Inc.	172,700	3,436,493
Dai Nippon Printing Co. Ltd.	2,744,700	45,810,070
Daicel Corp.	1,571,700	13,523,057
Daido Steel Co. Ltd.	874,500	8,274,424
Daifuku Co. Ltd.	2,190,400	69,822,905
Daihen Corp.	126,200	8,258,042
Dai-ichi Life Holdings Inc.	23,747,200	166,681,469
Daiichi Sankyo Co. Ltd.	11,546,200	275,816,965
Daiichikosho Co. Ltd.	518,200	5,298,293
Daikin Industries Ltd.	1,787,100	207,625,304
Daikokutenbussan Co. Ltd.(b)	51,100	2,052,978
Daio Paper Corp.	591,300	3,116,577
Daiseki Co. Ltd.	268,720	5,652,139
Daishi Hokuetsu Financial Group Inc.	1,311,400	12,647,229
Daito Trust Construction Co. Ltd.	1,881,900	35,184,107
Daiwa House Industry Co. Ltd.	3,836,200	130,154,775
Daiwa House REIT Investment Corp.	32,740	28,213,658
Security	Shares	Value
Japan (continued)
Daiwa Industries Ltd.	16,200	$165,772
Daiwa Office Investment Corp.	3,368	8,239,154
Daiwa Securities Group Inc.	8,861,500	68,197,675
Daiwa Securities Living Investments Corp.	15,021	10,761,444
Daiwabo Holdings Co. Ltd.	606,200	11,323,825
DCM Holdings Co. Ltd.	771,900	7,157,420
DeNA Co. Ltd.(b)	513,500	9,002,943
Denka Co. Ltd.	566,400	8,220,374
Denso Corp.	11,981,700	167,405,690
Dentsu Group Inc.	1,338,500	26,508,783
Dentsu Soken Inc.	175,900	8,710,969
Dexerials Corp.	1,149,000	18,533,262
DIC Corp.	598,200	14,074,471
Digital Arts Inc.	71,200	3,483,313
Digital Garage Inc.	175,900	3,757,375
Dip Corp.	249,600	3,425,668
Disco Corp.	630,400	209,345,085
DMG Mori Co. Ltd.	923,200	14,318,316
Doshisha Co. Ltd.	83,500	1,570,369
Doutor Nichires Holdings Co. Ltd.	213,200	3,325,829
Dowa Holdings Co. Ltd.	318,000	11,530,434
DTS Corp.	831,700	6,928,715
Duskin Co. Ltd.	246,900	5,952,496
DyDo Group Holdings Inc.	71,400	1,124,351
Earth Corp.	83,800	2,737,825
East Japan Railway Co.	6,472,400	158,088,317
Ebara Corp.	3,165,600	84,418,066
EDION Corp.	675,700	8,888,458
eGuarantee Inc.	173,000	1,784,458
Eiken Chemical Co. Ltd.	150,300	2,297,415
Eisai Co. Ltd.	1,759,200	52,249,263
Eizo Corp.	205,600	2,918,506
Elecom Co. Ltd.	268,300	3,137,490
Electric Power Development Co. Ltd.	979,400	18,614,213
en, Inc.	175,600	1,771,275
ENEOS Holdings Inc.	18,232,750	115,025,189
ES-Con Japan Ltd.	88,800	576,741
Exedy Corp.	203,000	6,820,798
EXEO Group Inc.	1,380,900	19,916,384
Ezaki Glico Co. Ltd.	349,700	11,175,150
FANUC Corp.	6,370,300	212,585,962
Fast Retailing Co. Ltd.	1,288,800	473,143,921
FCC Co. Ltd.	219,800	4,439,967
Ferrotec Corp.	327,700	10,742,258
Financial Products Group Co. Ltd.	418,300	5,798,682
Food & Life Companies Ltd.	751,500	36,653,194
FP Corp.	297,100	4,827,935
Freee KK(a)(b)	305,100	6,810,736
Frontier Real Estate Investment Corp.	16,601	9,751,042
Fuji Co. Ltd./Ehime	201,900	2,578,480
Fuji Corp./Aichi	592,000	11,488,817
Fuji Electric Co. Ltd.	912,300	65,157,709
Fuji Kyuko Co. Ltd.	122,100	1,963,548
Fuji Media Holdings Inc.	319,000	7,106,138
Fuji Oil Co. Ltd.	283,600	5,866,000
Fuji Seal International Inc.	234,400	4,121,354
FUJIFILM Holdings Corp.	7,528,100	174,476,398
Fujikura Ltd.	1,706,300	232,353,735
Fujimi Inc.	361,900	5,659,470
Fujita Kanko Inc.	55,700	4,032,412
Fujitec Co. Ltd.	528,300	19,384,716
Fujitsu Ltd.	11,878,200	309,551,086

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Fukuoka Financial Group Inc.	1,145,180	$33,279,344
Fukuoka REIT Corp.	6,686	8,199,475
Fukuyama Transporting Co. Ltd.	97,800	2,429,307
Funai Soken Holdings Inc.	169,100	2,663,937
Furukawa Electric Co. Ltd.	460,600	32,603,872
Furuno Electric Co. Ltd.	169,000	9,804,627
Fuso Chemical Co. Ltd.	100,100	3,318,564
Future Corp.	234,800	3,310,624
Fuyo General Lease Co. Ltd.	269,900	7,056,415
Galilei Co. Ltd.	21,000	488,465
GENDA Inc.(a)(b)	775,500	3,717,386
Genky DrugStores Co. Ltd.	60,600	2,017,247
Global One Real Estate Investment Corp.	8,495	7,810,627
Glory Ltd.	247,800	5,921,028
GLP J-REIT	32,646	29,593,448
GMO Financial Holdings Inc.	110,300	643,626
GMO internet group Inc.	572,400	12,820,179
GMO Payment Gateway Inc.	284,100	15,497,746
GNI Group Ltd.(a)(b)	353,200	5,568,138
Goldcrest Co. Ltd.	69,500	1,506,571
Goldwin Inc.	409,500	6,764,072
Gree Inc.	601,300	1,570,682
GS Yuasa Corp.	569,500	15,903,032
GungHo Online Entertainment Inc.	250,530	4,236,657
Gunma Bank Ltd. (The)	2,419,600	25,150,836
Gunze Ltd.	202,300	4,983,197
H.U. Group Holdings Inc.	349,600	8,530,363
H2O Retailing Corp.	682,400	9,232,336
Hachijuni Bank Ltd. (The)	2,635,200	26,544,748
Hakuhodo DY Holdings Inc.	1,473,100	10,662,821
Hakuto Co. Ltd.	66,300	1,658,095
Hamamatsu Photonics KK	2,023,800	22,652,832
Hankyu Hanshin Holdings Inc.	1,626,400	43,675,294
Hankyu Hanshin REIT Inc.	5,699	6,554,801
Hanwa Co. Ltd.	202,800	8,458,894
Happinet Corp.	107,000	4,358,514
Harmonic Drive Systems Inc.	447,900	8,246,731
Haseko Corp.	1,654,200	26,713,652
Hazama Ando Corp.	1,256,200	14,056,397
Heiwa Corp.	528,100	6,864,966
Heiwa Real Estate Co. Ltd.	320,000	4,683,393
Heiwa Real Estate REIT Inc.	8,197	8,207,333
Heiwado Co. Ltd.	183,900	3,382,791
Hiday Hidaka Corp.	141,300	3,016,189
Hikari Tsushin Inc.	119,500	31,653,910
Hino Motors Ltd.(a)	2,028,200	4,607,429
Hioki EE Corp	46,500	1,786,157
Hirogin Holdings Inc.	1,855,200	17,332,828
Hirose Electric Co. Ltd.	182,445	24,441,643
HIS Co. Ltd.	395,800	3,360,056
Hisamitsu Pharmaceutical Co. Inc.	342,100	8,892,438
Hitachi Construction Machinery Co. Ltd.	707,600	23,030,226
Hitachi Ltd.	30,991,100	1,058,624,351
Hogy Medical Co. Ltd.	140,300	4,870,579
Hokkaido Electric Power Co. Inc.(b)	1,232,300	8,576,098
Hokuetsu Corp.(b)	920,300	4,880,642
Hokuhoku Financial Group Inc.	829,600	20,323,259
Hokuriku Electric Power Co.	1,170,700	6,510,809
Honda Motor Co. Ltd.	26,807,700	270,951,942
Horiba Ltd.	221,700	20,597,729
Hoshino Resorts REIT Inc.	3,686	6,159,542
Hoshizaki Corp.	733,900	25,822,425
Security	Shares	Value
Japan (continued)
Hosiden Corp.	486,200	$7,750,557
House Foods Group Inc.	514,200	9,635,657
Hoya Corp.	2,337,300	379,652,332
Hulic Co. Ltd.	3,208,500	33,148,162
Hulic REIT Inc.	9,083	10,109,435
Hyakugo Bank Ltd. (The)	1,569,000	9,730,379
Hyakujushi Bank Ltd. (The)	110,700	3,875,407
Ibiden Co. Ltd.	816,600	76,862,104
Ichibanya Co. Ltd.	578,400	3,376,175
Ichigo Inc.	1,972,800	4,809,324
Ichigo Office REIT Investment Corp.	9,778	6,022,329
Idec Corp./Japan	160,400	2,441,724
Idemitsu Kosan Co. Ltd.	5,435,540	37,797,390
IDOM Inc.	364,600	2,721,631
IHI Corp.	6,966,400	144,232,979
Iida Group Holdings Co. Ltd.	1,016,700	15,569,096
Iino Kaiun Kaisha Ltd.	811,600	6,619,481
Imperial Hotel Ltd.	260,800	1,863,139
Inaba Denki Sangyo Co. Ltd.	233,900	6,887,657
Inabata & Co. Ltd.	236,800	5,303,528
Industrial & Infrastructure Fund Investment Corp.	18,131	16,845,571
Infomart Corp.	1,410,400	2,992,843
Infroneer Holdings Inc.	1,693,756	18,145,422
Inpex Corp.	5,935,600	109,524,408
Insource Co. Ltd.	279,400	1,579,599
Internet Initiative Japan Inc.	733,100	13,226,955
Invincible Investment Corp.	53,881	24,073,683
Ise Chemicals Corp.	16,900	3,449,738
Isetan Mitsukoshi Holdings Ltd.	2,202,500	34,566,226
Isuzu Motors Ltd.	3,675,400	45,098,194
Ito En Ltd.	376,600	7,762,103
ITOCHU Corp.	8,019,200	464,498,142
Itochu Enex Co. Ltd.	263,900	3,113,602
Itoham Yonekyu Holdings Inc.	192,480	6,882,536
Iwatani Corp.	1,238,500	12,893,711
Iyogin Holdings Inc., NVS	1,849,000	28,892,257
Izumi Co. Ltd.	203,500	3,793,557
J Front Retailing Co. Ltd.	1,668,100	25,089,319
JAC Recruitment Co. Ltd.	234,000	1,541,131
Jaccs Co. Ltd.	127,000	3,321,722
JAFCO Group Co. Ltd.	343,600	5,370,453
Japan Airlines Co. Ltd.	969,800	17,471,331
Japan Airport Terminal Co. Ltd.	438,500	13,624,820
Japan Aviation Electronics Industry Ltd.	263,100	3,929,357
Japan Elevator Service Holdings Co. Ltd.	1,014,900	11,947,535
Japan Excellent Inc.	8,659	8,265,128
Japan Exchange Group Inc.	6,713,800	74,866,671
Japan Hotel REIT Investment Corp.	35,457	20,655,260
Japan Lifeline Co. Ltd.	534,500	5,073,501
Japan Logistics Fund Inc.	20,548	13,304,496
Japan Material Co. Ltd.	470,300	5,875,927
Japan Metropolitan Fund Invest	50,160	38,802,368
Japan Petroleum Exploration Co. Ltd.	1,123,200	9,387,160
Japan Post Bank Co. Ltd.	12,015,600	134,635,737
Japan Post Holdings Co. Ltd.	11,987,800	112,338,278
Japan Post Insurance Co. Ltd.	1,264,100	32,692,547
Japan Prime Realty Investment Corp.	24,224	16,478,672
Japan Real Estate Investment Corp.	44,773	36,927,548
Japan Securities Finance Co. Ltd.	906,500	10,409,829
Japan Steel Works Ltd. (The)	439,000	28,751,504
Japan Tobacco Inc.	8,186,700	285,166,364
Japan Wool Textile Co. Ltd. (The)	72,800	767,895

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
JCU Corp.	101,300	$2,987,747
Jeol Ltd.	294,400	9,893,948
JFE Holdings Inc.	3,726,800	42,709,930
JGC Holdings Corp.	1,544,700	15,623,834
JINS Holdings Inc.	86,500	4,366,816
JMDC Inc.	178,300	5,650,685
Joyful Honda Co. Ltd.	287,200	3,798,726
JTEKT Corp.	1,373,200	13,737,552
Juroku Financial Group Inc.	161,100	5,867,276
Justsystems Corp.	193,100	6,236,691
JVCKenwood Corp.	1,069,800	8,571,535
JX Advanced Metals Corp.	3,698,900	49,152,109
Kadokawa Corp.	573,400	12,873,492
Kaga Electronics Co. Ltd.	169,300	3,920,363
Kagome Co. Ltd.	653,900	11,297,242
Kajima Corp.	2,899,500	93,473,415
Kakaku.com Inc.	882,800	15,693,985
Kaken Pharmaceutical Co. Ltd.	196,700	4,678,593
Kameda Seika Co. Ltd.	25,800	643,130
Kamigumi Co. Ltd.	674,700	20,253,289
Kanadevia Corp.	1,147,100	8,499,639
Kanamoto Co. Ltd.	156,500	3,644,908
Kandenko Co. Ltd.	804,400	24,584,199
Kaneka Corp.	257,500	7,104,317
Kanematsu Corp.	686,100	13,890,670
Kansai Electric Power Co. Inc. (The)	6,421,900	100,182,604
Kansai Paint Co. Ltd.	983,900	15,791,991
Kao Corp.	3,142,100	132,972,501
Kasumigaseki Capital Co. Ltd.(b)	110,000	5,996,708
Katitas Co. Ltd.	300,500	4,885,235
Kato Sangyo Co. Ltd.	82,500	3,166,883
Kawasaki Heavy Industries Ltd.	1,028,900	82,390,808
Kawasaki Kisen Kaisha Ltd.	2,406,900	34,484,977
KDDI Corp.	21,023,400	335,120,329
KDX Realty Investment Corp.	29,408	32,559,229
KeePer Technical Laboratory Co. Ltd.(b)	106,800	2,544,108
Keihan Holdings Co. Ltd.	663,400	13,440,061
Keihanshin Building Co. Ltd.	92,600	1,041,322
Keikyu Corp.	1,473,100	13,742,774
Keio Corp.	699,100	16,580,962
Keisei Electric Railway Co. Ltd.	2,599,200	20,745,510
Keiyo Bank Ltd. (The)	695,900	5,871,051
Kewpie Corp.	691,400	19,165,926
Keyence Corp.	1,313,900	487,633,620
KH Neochem Co. Ltd.	191,800	3,429,945
Kikkoman Corp.	4,707,400	37,485,184
Kinden Corp.	881,800	35,322,386
Kintetsu Group Holdings Co. Ltd.	1,234,800	23,432,813
Kirin Holdings Co. Ltd.	5,168,100	72,677,538
Kissei Pharmaceutical Co. Ltd.	164,600	4,298,377
Kitz Corp.	631,700	7,081,724
Kiyo Bank Ltd. (The)	535,500	10,429,772
Kobayashi Pharmaceutical Co. Ltd.	330,600	10,992,476
Kobe Bussan Co. Ltd.	1,022,900	23,735,476
Kobe Steel Ltd.	2,506,700	29,502,271
Koei Tecmo Holdings Co. Ltd.	697,332	9,386,043
Kohnan Shoji Co. Ltd.	154,100	3,730,799
Koito Manufacturing Co. Ltd.	1,310,600	19,515,112
Kokusai Electric Corp., NVS	1,208,100	44,145,702
Kokuyo Co. Ltd.	2,801,400	16,075,559
Komatsu Ltd.	6,366,400	212,962,114
KOMEDA Holdings Co. Ltd.	341,700	6,437,734
Security	Shares	Value
Japan (continued)
Komeri Co. Ltd.	118,700	$2,469,491
Konami Group Corp.	686,200	114,276,439
Konica Minolta Inc.	3,193,500	10,966,298
Konishi Co. Ltd.	215,100	1,721,649
Konoike Transport Co. Ltd.	44,600	922,435
Kose Corp.	236,600	9,064,263
Koshidaka Holdings Co. Ltd.	376,400	2,879,330
Kotobuki Spirits Co. Ltd.	736,100	8,825,213
Kraftia Corp.	294,000	15,551,979
K's Holdings Corp.	950,400	9,421,582
Kubota Corp.	6,565,900	85,009,752
Kumagai Gumi Co. Ltd.	1,036,700	9,412,812
Kumiai Chemical Industry Co. Ltd.	659,027	2,915,447
Kura Sushi Inc.(b)	137,700	2,966,120
Kurabo Industries Ltd.	31,000	1,409,552
Kuraray Co. Ltd.	1,983,300	21,492,138
Kureha Corp.	244,500	5,845,007
Kurita Water Industries Ltd.	703,700	26,658,954
Kusuri no Aoki Holdings Co. Ltd.(b)	345,400	8,752,027
KYB Corp.	208,500	5,287,330
Kyocera Corp.	8,662,000	114,939,516
Kyoei Steel Ltd.	84,500	1,257,978
Kyokuto Kaihatsu Kogyo Co. Ltd.	156,400	2,617,295
Kyorin Pharmaceutical Co. Ltd.	531,600	4,845,663
Kyoritsu Maintenance Co. Ltd.	427,900	8,327,730
Kyoto Financial Group Inc.	1,505,300	30,494,913
Kyowa Kirin Co. Ltd.	1,607,400	24,889,039
Kyushu Electric Power Co. Inc.	2,936,200	28,816,638
Kyushu Financial Group Inc.	2,398,200	13,744,989
Kyushu Railway Co.	951,400	24,128,283
LaSalle Logiport REIT	12,877	12,468,657
Lasertec Corp.	550,500	111,769,242
Leopalace21 Corp.	1,238,800	5,059,046
Life Corp.	233,000	3,655,390
Lifedrink Co. Inc.	300,500	3,910,178
Lifenet Insurance Co.(a)(b)	435,200	5,306,991
Lintec Corp.	220,900	5,614,006
Lion Corp.	1,827,200	18,005,271
Lixil Corp.	1,921,000	21,291,550
LY Corp.	19,104,800	56,139,746
M&A Capital Partners Co. Ltd.	79,200	1,512,312
M&A Research Institute Holdings Inc., NVS(b)	192,000	1,574,847
M3 Inc.	2,974,000	41,680,161
Mabuchi Motor Co. Ltd.	677,600	11,970,488
Macnica Holdings Inc.	935,100	13,312,774
Maeda Kosen Co. Ltd.	241,500	3,017,163
Makino Milling Machine Co. Ltd.	164,900	11,984,167
Makita Corp.	1,590,000	48,067,825
Mani Inc.	588,300	5,628,051
Marubeni Corp.	9,524,500	234,074,312
Maruha Nichiro Corp.	259,900	5,809,653
Marui Group Co. Ltd.	1,137,300	21,811,529
Maruichi Steel Tube Ltd.	963,600	8,147,522
Maruwa Co. Ltd./Aichi	60,800	17,190,412
Matsuda Sangyo Co. Ltd.	45,300	1,216,377
Matsui Securities Co. Ltd.	1,017,300	5,067,553
MatsukiyoCocokara & Co.	2,282,050	41,351,143
Max Co. Ltd.	95,800	3,472,550
Maxell Ltd.	514,200	7,453,789
Maxvalu Tokai Co. Ltd.	2,500	56,673
Mazda Motor Corp.	4,045,200	27,874,867
McDonald's Holdings Co. Japan Ltd.(b)	619,100	24,219,163

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
MCJ Co. Ltd.	288,000	$2,716,710
Mebuki Financial Group Inc.	6,518,110	40,670,470
Medipal Holdings Corp.	1,236,800	20,123,238
Medley Inc.(a)(b)	207,000	2,825,646
Megachips Corp.	74,800	3,920,511
Megmilk Snow Brand Co. Ltd.	271,900	4,986,816
Meidensha Corp.	230,500	9,128,500
MEIJI Holdings Co. Ltd.	1,652,700	31,814,383
Meiko Electronics Co. Ltd.	142,000	9,339,114
MEITEC Group Holdings Inc.	535,100	10,968,771
Menicon Co. Ltd.	524,500	4,089,021
Mercari Inc.(a)	791,300	11,733,692
Metaplanet Inc.(a)	3,244,500	10,227,427
METAWATER Co. Ltd.	126,700	2,719,428
Micronics Japan Co. Ltd.	198,700	11,719,722
Milbon Co. Ltd.	164,500	2,470,771
Minebea Mitsumi Inc.	2,432,459	48,074,534
Mirai Corp.	11,378	3,564,111
Mirait One Corp.	680,800	13,192,076
MISUMI Group Inc.	1,930,100	30,092,240
Mitani Sekisan Co. Ltd.	15,000	732,969
Mitsubishi Chemical Group Corp.	8,967,300	46,841,374
Mitsubishi Corp.	21,758,500	522,479,220
Mitsubishi Electric Corp.	12,863,300	365,222,373
Mitsubishi Estate Co. Ltd.	7,194,200	152,458,597
Mitsubishi Estate Logistics REIT Investment Corp.	10,562	8,461,970
Mitsubishi Gas Chemical Co. Inc.	1,012,000	18,723,142
Mitsubishi HC Capital Inc.	5,790,370	45,296,142
Mitsubishi Heavy Industries Ltd.	21,688,200	654,759,601
Mitsubishi Logisnext Co. Ltd.	208,000	2,071,302
Mitsubishi Logistics Corp.	1,981,100	14,365,024
Mitsubishi Materials Corp.	817,200	15,734,232
Mitsubishi Motors Corp.	4,574,100	11,146,731
Mitsubishi Pencil Co. Ltd.	169,700	2,251,047
Mitsubishi Research Institute Inc.	24,200	765,113
Mitsubishi UFJ Financial Group Inc.	77,333,600	1,168,144,682
Mitsuboshi Belting Ltd.	166,300	4,004,260
Mitsui & Co. Ltd.	16,667,400	409,878,371
Mitsui Chemicals Inc.	1,191,500	28,130,061
Mitsui DM Sugar Co. Ltd.	108,800	2,142,647
Mitsui E&S Co. Ltd.	644,700	26,210,265
Mitsui Fudosan Accommodations Fund, Inc.	15,301	12,894,646
Mitsui Fudosan Co. Ltd.	17,895,700	186,337,186
Mitsui Fudosan Logistics Park Inc.	21,318	15,452,717
Mitsui High-Tec Inc.	719,500	3,588,533
Mitsui Kinzoku Co. Ltd.	386,700	39,388,296
Mitsui OSK Lines Ltd.	2,364,400	70,250,142
Mitsui-Soko Holdings Co. Ltd.	374,400	9,825,478
Miura Co. Ltd.	638,000	12,354,020
Mixi Inc.	199,300	4,021,819
Mizuho Financial Group Inc.	16,956,870	567,978,209
Mizuho Leasing Co. Ltd.	834,500	6,685,392
Mizuno Corp.	350,400	6,321,246
Mochida Pharmaceutical Co. Ltd.	134,900	2,577,037
Modec Inc.	326,300	21,166,781
Monex Group Inc.	1,298,000	5,962,547
Money Forward Inc.(a)	312,000	9,088,019
Monogatari Corp. (The)	242,600	6,065,599
MonotaRO Co. Ltd.	1,740,100	24,278,049
Mori Hills REIT Investment Corp.	11,354	10,769,973
Mori Trust REIT Inc.	15,876	8,005,911
Security	Shares	Value
Japan (continued)
Morinaga & Co. Ltd./Japan	509,300	$8,775,630
Morinaga Milk Industry Co. Ltd.	493,800	10,659,217
Morita Holdings Corp.	90,400	1,366,690
MOS Food Services Inc.	197,900	4,963,246
MS&AD Insurance Group Holdings Inc.	8,660,000	178,521,223
MTG Co. Ltd.	91,100	2,195,414
Murata Manufacturing Co. Ltd.	11,300,300	243,644,786
Musashi Seimitsu Industry Co. Ltd.	323,900	7,307,204
Musashino Bank Ltd. (The)	128,700	3,462,363
Nabtesco Corp.	744,400	18,646,949
Nachi-Fujikoshi Corp.	86,300	2,207,586
Nagase & Co. Ltd.	673,000	14,697,123
Nagawa Co. Ltd.(b)	22,000	853,844
Nagoya Railroad Co. Ltd.	1,249,400	13,667,142
Nakanishi Inc.	539,800	7,147,049
Namura Shipbuilding Co. Ltd.(b)	352,200	11,945,240
Nankai Electric Railway Co. Ltd.	701,100	12,664,100
Nanto Bank Ltd. (The)	137,100	4,559,871
NEC Corp.	8,705,500	316,184,077
Nexon Co. Ltd.	2,257,100	46,032,397
Nextage Co. Ltd.	309,900	4,656,805
NGK Insulators Ltd.	1,540,300	25,987,242
NH Foods Ltd.	598,000	22,085,786
NHK Spring Co. Ltd.	1,416,100	26,548,850
Nichias Corp.	470,000	17,537,703
Nichicon Corp.	521,700	5,234,415
Nichiden Corp.	67,700	1,089,779
Nichiha Corp.	127,000	2,258,926
Nichirei Corp.	1,455,000	17,223,377
Nidec Corp.	5,662,300	68,891,931
Nifco Inc./Japan	599,600	17,376,128
Nihon Kohden Corp.	1,137,600	13,147,257
Nihon M&A Center Holdings Inc.	2,086,700	9,827,915
Nihon Parkerizing Co. Ltd.	786,800	6,833,886
Nikkon Holdings Co. Ltd.	649,600	14,651,114
Nikon Corp.	1,741,400	20,309,380
Nintendo Co. Ltd.	7,457,700	636,066,396
Nippn Corp., New	309,400	4,398,751
Nippon Building Fund Inc.	53,424	49,295,262
Nippon Densetsu Kogyo Co. Ltd.	109,900	2,050,274
Nippon Electric Glass Co. Ltd.	533,400	17,957,882
Nippon Express Holdings Inc.	1,451,100	30,872,560
Nippon Gas Co. Ltd.	705,200	13,500,021
Nippon Kanzai Holdings Co. Ltd.	42,300	719,849
Nippon Kayaku Co. Ltd.	941,400	8,608,547
Nippon Light Metal Holdings Co. Ltd.	505,660	7,363,562
Nippon Paint Holdings Co. Ltd.	6,477,100	41,200,981
Nippon Paper Industries Co. Ltd.	708,000	5,296,897
Nippon Prologis REIT Inc.	46,578	27,091,064
Nippon REIT Investment Corp.	11,764	7,428,147
Nippon Sanso Holdings Corp.	1,156,900	38,422,744
Nippon Shinyaku Co. Ltd.	355,100	7,429,957
Nippon Shokubai Co. Ltd.	677,800	7,853,218
Nippon Soda Co. Ltd.	254,600	5,644,209
Nippon Steel Corp.	32,319,340	133,221,207
Nippon Television Holdings Inc.	334,700	8,120,647
Nippon Yusen KK	2,926,600	101,065,253
Nipro Corp.	971,500	9,483,147
Nishimatsu Construction Co. Ltd.	199,000	6,835,617
Nishimatsuya Chain Co. Ltd.(b)	428,100	5,727,988
Nishi-Nippon Financial Holdings Inc.	956,100	16,338,094
Nishi-Nippon Railroad Co. Ltd.	541,200	7,861,922

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nishio Holdings Co. Ltd.	35,000	$995,704
Nissan Chemical Corp.	869,800	29,386,760
Nissan Motor Co. Ltd.(a)	14,977,500	34,234,561
Nissan Shatai Co. Ltd.	241,100	1,605,207
Nissha Co. Ltd.	234,500	2,037,359
Nisshin Oillio Group Ltd. (The)	163,200	5,392,319
Nisshin Seifun Group Inc.	1,455,200	16,451,747
Nisshinbo Holdings Inc.	914,100	7,223,942
Nissin Foods Holdings Co. Ltd.	1,301,400	23,492,679
Nissui Corp.	2,056,300	14,326,267
Niterra Co. Ltd.	1,013,000	41,556,382
Nitori Holdings Co. Ltd.	2,733,300	44,285,455
Nitta Corp.	100,500	2,634,359
Nittetsu Mining Co. Ltd.	193,000	2,113,909
Nitto Boseki Co. Ltd.	158,100	8,923,886
Nitto Denko Corp.	4,786,600	119,209,567
Nitto Kogyo Corp.	161,600	3,869,891
Noevir Holdings Co. Ltd.	133,900	3,800,015
NOF Corp.	1,483,500	26,398,198
Nohmi Bosai Ltd.	49,900	1,226,928
Nojima Corp.	1,198,200	8,847,300
NOK Corp.	657,300	11,671,362
Nomura Co. Ltd.	666,800	4,435,617
Nomura Holdings Inc.	20,259,700	144,575,223
Nomura Micro Science Co. Ltd.(b)	200,900	5,118,058
Nomura Real Estate Holdings Inc.	3,735,000	21,330,102
Nomura Real Estate Master Fund Inc.	26,645	28,430,040
Nomura Research Institute Ltd.	2,560,940	98,885,706
Noritake Co. Ltd.	128,400	4,021,913
Noritsu Koki Co. Ltd.	321,900	3,494,245
Noritz Corp.	135,500	1,759,403
North Pacific Bank Ltd.	2,278,000	10,668,648
NS Solutions Corp.(b)	419,100	10,559,992
NS United Kaiun Kaisha Ltd.	56,400	2,016,369
NSD Co. Ltd.	644,300	13,765,864
NSK Ltd.	2,532,800	12,762,798
NTN Corp.	3,192,400	7,127,204
NTT Inc.	196,529,400	202,278,596
NTT UD REIT Investment Corp.	10,176	9,011,099
Nxera Pharma Co. Ltd.(a)	558,100	3,246,503
Obara Group Inc.	63,400	1,723,674
Obayashi Corp.	4,458,800	75,431,488
OBIC Business Consultants Co. Ltd.	204,200	11,686,435
Obic Co. Ltd.	2,183,800	67,743,814
Odakyu Electric Railway Co. Ltd.	2,102,300	22,234,556
Ogaki Kyoritsu Bank Ltd. (The)	214,600	5,137,120
Ohsho Food Service Corp.	239,800	5,241,309
Oiles Corp.	110,500	1,618,616
Oji Holdings Corp.	5,152,800	25,997,842
Okamoto Industries Inc.	43,900	1,436,653
Okamura Corp.	568,400	8,315,132
Okasan Securities Group Inc.	1,423,200	6,378,055
Oki Electric Industry Co. Ltd.	689,600	8,238,892
Okinawa Cellular Telephone Co.	236,800	3,947,607
OKUMA Corp.	281,600	6,269,192
Okumura Corp.	202,500	6,419,313
Olympus Corp.	7,699,700	94,759,922
Omron Corp.	1,186,000	33,071,322
Ono Pharmaceutical Co. Ltd.	2,526,100	30,827,037
Open House Group Co. Ltd.	541,000	26,034,507
Open Up Group Inc.	346,900	3,869,796
Optorun Co. Ltd.	165,200	1,818,927
Security	Shares	Value
Japan (continued)
Oracle Corp./Japan	255,000	$23,508,406
Organo Corp.	176,300	15,129,919
Orient Corp.	635,310	3,970,556
Oriental Land Co. Ltd./Japan	7,309,700	147,931,275
ORIX Corp.	7,788,200	190,515,194
Orix JREIT Inc.	35,732	24,186,276
Osaka Gas Co. Ltd.	2,435,100	76,620,043
Osaka Soda Co. Ltd.	516,900	5,515,144
OSG Corp.	556,800	8,072,649
Otsuka Corp.	1,563,400	30,908,512
Otsuka Holdings Co. Ltd.	2,953,000	160,714,044
PAL GROUP Holdings Co. Ltd.	664,600	8,551,682
PALTAC Corp.	164,200	4,842,664
Pan Pacific International Holdings Corp.	13,137,800	78,151,619
Panasonic Holdings Corp.	15,822,600	183,846,349
Paramount Bed Holdings Co. Ltd.	258,500	5,919,861
Park24 Co. Ltd.	931,500	10,886,153
Pasona Group Inc.	126,600	1,565,483
Penta-Ocean Construction Co. Ltd.	1,936,500	17,728,645
PeptiDream Inc.(a)	723,400	7,324,470
Persol Holdings Co. Ltd.	11,440,800	18,978,742
PHC Holdings Corp.	131,700	860,877
Pigeon Corp.	899,400	10,173,634
PILLAR Corp./Japan	110,600	3,482,956
Pilot Corp.	161,800	4,885,721
Piolax Inc.	126,600	1,410,628
PKSHA Technology Inc.(a)(b)	142,300	4,118,569
Plus Alpha Consulting Co. Ltd.	128,000	1,962,256
Pola Orbis Holdings Inc.	657,800	5,667,507
Prestige International Inc.	360,900	1,549,878
Prima Meat Packers Ltd.	168,500	2,706,779
Raito Kogyo Co. Ltd.	234,900	4,915,951
Raiznext Corp.	161,100	2,001,595
Rakus Co. Ltd.	1,248,700	10,080,508
Rakuten Bank Ltd., NVS(a)	656,800	36,050,005
Rakuten Group Inc.(a)	10,286,400	67,295,720
Recruit Holdings Co. Ltd.	8,987,400	445,666,591
Relo Group Inc.	649,400	6,990,696
Renesas Electronics Corp.	11,368,400	140,394,809
Rengo Co. Ltd.	1,428,200	8,698,346
Resona Holdings Inc.	14,047,538	135,433,368
Resonac Holdings Corp.	1,194,300	46,529,594
Resorttrust Inc.	1,256,600	14,808,021
Restar Corp.	9,400	157,260
Ricoh Co. Ltd.	3,634,000	31,175,297
Ricoh Leasing Co. Ltd.	65,300	2,398,147
Riken Keiki Co. Ltd.	125,800	2,865,219
Rinnai Corp.	742,400	16,826,992
Riso Kagaku Corp.	136,000	1,030,908
Rohm Co. Ltd.	2,350,600	37,641,742
Rohto Pharmaceutical Co. Ltd.	1,269,400	19,688,481
Roland Corp.	69,400	1,470,208
Rorze Corp.	761,600	10,605,577
Round One Corp.	1,280,300	9,192,815
Royal Holdings Co. Ltd.(b)	197,100	3,273,357
RS Technologies Co. Ltd.	77,000	1,919,575
Ryohin Keikaku Co. Ltd.	3,452,600	70,996,622
Ryoyo Ryosan Holdings Inc.	281,204	5,418,557
S Foods Inc.	48,700	790,410
Saizeriya Co. Ltd.	241,900	7,909,653
Sakai Moving Service Co. Ltd.	61,800	1,129,872
Sakata INX Corp.	49,900	736,612

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sakata Seed Corp.	200,000	$5,124,635
Sakura Internet Inc.(b)	187,200	4,176,900
Samty Residential Investment Corp.	733	536,228
San-A Co. Ltd.	253,800	4,414,765
San-Ai Obbli Co. Ltd.	164,000	2,172,165
SanBio Co. Ltd.(a)(b)	397,100	7,282,618
Sangetsu Corp.	310,800	6,077,337
San-In Godo Bank Ltd. (The)	945,600	8,314,354
Sanken Electric Co. Ltd.(a)(b)	153,200	7,363,364
Sanki Engineering Co. Ltd.	258,000	8,866,431
Sankyo Co. Ltd.	1,328,100	23,039,020
Sankyu Inc.	290,800	14,848,281
Sanrio Co. Ltd.	1,212,000	56,089,369
Sansan Inc.(a)	528,400	6,233,067
Santen Pharmaceutical Co. Ltd.	2,274,100	22,281,105
Sanwa Holdings Corp.	1,312,100	35,783,209
Sanyo Chemical Industries Ltd.	21,100	574,107
Sanyo Denki Co. Ltd.	136,800	3,498,111
Sapporo Holdings Ltd.	478,700	23,004,622
Sawai Group Holdings Co. Ltd.	718,000	8,574,542
SBI Holdings Inc.	1,901,700	84,981,315
SBS Holdings Inc.	58,000	1,275,522
SCREEN Holdings Co. Ltd.	558,100	52,906,582
SCSK Corp.	1,076,700	39,565,081
Secom Co. Ltd.	2,828,300	95,610,129
Sega Sammy Holdings Inc.	1,083,100	20,041,359
Seibu Holdings Inc.	1,446,700	50,848,658
Seiko Epson Corp.	1,990,400	25,219,576
Seiko Group Corp.	179,000	8,220,367
Seino Holdings Co. Ltd.	705,500	9,970,095
Seiren Co. Ltd.	285,500	5,846,552
Sekisui Chemical Co. Ltd.	2,585,700	44,795,399
Sekisui House Ltd.	4,141,000	88,846,243
Sekisui House REIT Inc.	30,383	15,637,185
Senko Group Holdings Co. Ltd.	855,700	11,168,736
Senshu Ikeda Holdings Inc.	1,341,900	5,792,100
Septeni Holdings Co. Ltd.	342,000	908,238
Seria Co. Ltd.	334,600	6,371,412
Seven & i Holdings Co. Ltd.	14,139,000	179,845,170
Seven Bank Ltd.	4,136,700	7,599,139
SG Holdings Co. Ltd.	2,094,900	19,255,245
Sharp Corp./Japan(a)	1,904,699	10,573,288
Shibaura Machine Co. Ltd.	128,300	3,562,770
Shibaura Mechatronics Corp.	90,700	10,683,444
SHIFT Inc.(a)	1,302,000	8,974,789
Shiga Bank Ltd. (The)	219,700	8,874,619
Shikoku Electric Power Co. Inc.	1,111,300	9,922,096
Shikoku Kasei Holdings Corp.	125,300	2,230,528
Shimadzu Corp.	1,590,000	42,747,884
Shimamura Co. Ltd.	298,500	19,244,201
Shimano Inc.	516,900	54,153,460
Shimizu Corp.	3,540,100	47,519,297
Shin-Etsu Chemical Co. Ltd.	11,436,600	343,771,933
Shin-Etsu Polymer Co. Ltd.	123,700	1,549,095
Shinmaywa Industries Ltd.	617,400	8,029,271
Shionogi & Co. Ltd.	5,109,800	85,704,605
Ship Healthcare Holdings Inc.	628,200	9,397,515
Shiseido Co. Ltd.	2,688,500	45,284,699
Shizuoka Financial Group Inc., NVS	2,932,300	39,491,082
Shizuoka Gas Co. Ltd.	137,200	1,003,281
SHO-BOND Holdings Co. Ltd.	348,900	11,071,127
Shochiku Co. Ltd.	54,700	4,399,883
Security	Shares	Value
Japan (continued)
Shoei Co. Ltd.	310,300	$3,296,052
Showa Sangyo Co. Ltd.	79,900	1,525,171
Simplex Holdings Inc.	223,200	6,223,637
Sinfonia Technology Co. Ltd.	155,400	10,695,721
SKY Perfect JSAT Holdings Inc.	1,447,400	14,242,376
Skylark Holdings Co. Ltd.	1,569,200	28,388,356
SMC Corp.	387,900	132,786,869
SMS Co. Ltd.	558,300	4,812,031
Socionext Inc.	1,240,400	27,914,641
SoftBank Corp.	189,925,600	269,883,891
SoftBank Group Corp.	6,467,000	1,134,754,912
Sojitz Corp.	1,542,000	40,909,945
Sompo Holdings Inc.	6,029,200	183,742,665
Sony Financial Holdings Inc.(a)	41,540,600	41,888,322
Sony Group Corp.	41,573,000	1,157,790,563
SOSiLA Logistics REIT Inc.	3,743	2,996,422
Sotetsu Holdings Inc.	594,000	9,957,373
Square Enix Holdings Co. Ltd.	1,711,500	33,108,606
Stanley Electric Co. Ltd.	805,700	15,825,726
Star Asia Investment Corp.	15,889	6,323,729
Star Micronics Co. Ltd.	222,600	2,398,979
Starts Corp. Inc.	143,300	4,451,449
Subaru Corp.	3,930,200	83,607,616
Sugi Holdings Co. Ltd.	711,500	15,364,817
SUMCO Corp.	2,392,400	24,380,513
Sumitomo Bakelite Co. Ltd.	532,900	17,725,325
Sumitomo Chemical Co. Ltd.	10,119,100	29,763,553
Sumitomo Corp.	7,342,400	213,597,340
Sumitomo Electric Industries Ltd.	4,838,300	176,391,854
Sumitomo Forestry Co. Ltd.	3,266,700	33,982,731
Sumitomo Heavy Industries Ltd.	728,900	19,488,277
Sumitomo Metal Mining Co. Ltd.	1,694,600	55,434,497
Sumitomo Mitsui Financial Group Inc.	24,869,400	673,308,912
Sumitomo Mitsui Trust Group Inc.	4,301,300	118,141,874
Sumitomo Osaka Cement Co. Ltd.	240,100	5,997,741
Sumitomo Pharma Co. Ltd.(a)	1,253,100	13,661,252
Sumitomo Realty & Development Co. Ltd.	2,088,600	89,176,926
Sumitomo Riko Co. Ltd.	125,500	2,123,795
Sumitomo Rubber Industries Ltd.	1,242,500	14,551,436
Sumitomo Warehouse Co. Ltd. (The)	556,700	11,741,832
Sun Corp.(b)	75,900	4,250,330
Sundrug Co. Ltd.	511,300	13,801,882
Suntory Beverage & Food Ltd.	916,900	27,754,254
Suruga Bank Ltd.	831,200	8,320,404
Suzuken Co. Ltd.	411,300	15,619,750
Suzuki Motor Corp.	10,623,800	158,601,336
SWCC Corp.	215,500	10,470,241
Synspective Inc., NVS(a)(b)	284,600	1,747,151
Sysmex Corp.	3,403,700	37,942,951
Systena Corp.	2,126,000	7,316,345
T Hasegawa Co. Ltd.	137,000	2,400,309
T&D Holdings Inc.	3,281,000	70,461,181
Tadano Ltd.	744,400	5,170,033
Taihei Dengyo Kaisha Ltd.	171,300	2,401,896
Taiheiyo Cement Corp.	795,200	21,574,966
Taikisha Ltd.	271,400	5,373,142
Taisei Corp.	1,097,200	79,833,735
Taiyo Holdings Co. Ltd.	277,700	14,855,122
Taiyo Yuden Co. Ltd.	859,400	24,408,507
Takamatsu Construction Group Co. Ltd.	75,700	1,661,427
Takara Bio Inc.	282,500	1,689,377
Takara Holdings Inc.	1,018,200	10,370,606

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Takara Leben Real Estate Investment Corp.	7,456	$4,495,260
Takasago Thermal Engineering Co. Ltd.	612,500	18,175,424
Takashimaya Co. Ltd.	1,989,700	21,282,534
Takeda Pharmaceutical Co. Ltd.	10,605,880	286,226,117
Takeuchi Manufacturing Co. Ltd.	236,900	9,766,817
Takuma Co. Ltd.	591,400	9,070,454
Tama Home Co. Ltd.(b)	129,000	3,022,841
Tamron Co. Ltd.	948,400	6,735,110
TBS Holdings Inc.	200,200	6,912,421
TDK Corp.	13,137,100	229,534,078
TechMatrix Corp.	187,900	2,657,437
Teijin Ltd.	1,113,200	9,738,860
Terumo Corp.	8,960,300	144,627,430
THK Co. Ltd.	732,900	19,515,306
Timee Inc.(a)(b)	369,000	3,558,304
TIS Inc.	1,488,500	51,280,059
TKC Corp.	102,100	2,671,383
Toa Corp./Tokyo	428,300	6,560,293
Toagosei Co. Ltd.	764,000	7,578,760
Tobu Railway Co. Ltd.	1,183,000	19,079,372
Tocalo Co. Ltd.	604,700	8,862,400
Toda Corp.	1,634,500	11,011,230
Toei Animation Co. Ltd.(b)	427,500	8,012,196
Toei Co. Ltd.	185,900	6,608,511
Toenec Corp.	179,500	1,948,085
Toho Bank Ltd. (The)	966,900	2,861,471
Toho Co. Ltd./Tokyo	743,900	43,605,069
Toho Gas Co. Ltd.	530,000	15,825,793
Toho Holdings Co. Ltd.	512,900	16,448,119
Tohoku Electric Power Co. Inc.	3,282,100	22,456,839
Tokai Carbon Co. Ltd.	1,453,700	9,738,062
Tokai Corp./Gifu	56,700	785,471
TOKAI Holdings Corp.	917,100	6,071,594
Tokai Rika Co. Ltd.	269,100	4,834,220
Tokai Tokyo Financial Holdings Inc.	2,177,400	8,068,063
Token Corp.	52,210	4,789,613
Tokio Marine Holdings Inc.	12,391,000	462,099,649
Tokuyama Corp.	504,200	12,517,505
Tokyo Century Corp.	923,900	10,903,725
Tokyo Electric Power Co. Holdings Inc.(a)	10,346,700	51,707,193
Tokyo Electron Device Ltd.	128,600	2,512,591
Tokyo Electron Ltd.	3,031,700	668,399,518
Tokyo Gas Co. Ltd.	2,183,700	76,635,153
Tokyo Kiraboshi Financial Group Inc.	172,900	8,232,597
Tokyo Metro Co. Ltd.(b)	1,998,500	21,008,455
Tokyo Ohka Kogyo Co. Ltd.	667,200	24,348,480
Tokyo Seimitsu Co. Ltd.	272,300	18,732,467
Tokyo Steel Manufacturing Co. Ltd.	493,800	4,357,133
Tokyo Tatemono Co. Ltd.	1,277,600	23,853,091
Tokyotokeiba Co. Ltd.	74,000	2,653,438
Tokyu Construction Co. Ltd.	722,200	4,911,888
Tokyu Corp.	3,380,300	37,616,016
Tokyu Fudosan Holdings Corp.	3,860,700	31,112,168
Tokyu REIT Inc.	6,633	8,513,788
TOMONY Holdings Inc.	1,042,100	4,618,043
Tomy Co. Ltd.	636,900	13,102,145
Toppan Holdings Inc.	1,602,200	39,186,341
Topre Corp.	181,500	2,631,003
Toray Industries Inc.	9,361,400	57,314,508
Toridoll Holdings Corp.(b)	340,600	9,865,229
Tosei Corp.	98,200	2,089,293
Toshiba TEC Corp.	164,000	3,310,235
Security	Shares	Value
Japan (continued)
Tosoh Corp.	1,832,000	$26,119,822
Totetsu Kogyo Co. Ltd.	125,000	3,430,773
TOTO Ltd.	924,100	23,439,436
Towa Corp.	474,200	7,257,074
Towa Pharmaceutical Co. Ltd.	137,300	2,527,623
Toyo Construction Co. Ltd.(b)	206,000	2,323,913
Toyo Seikan Group Holdings Ltd.	853,900	19,170,257
Toyo Suisan Kaisha Ltd.	616,300	44,672,456
Toyo Tanso Co. Ltd.	106,900	3,198,183
Toyo Tire Corp.	851,600	23,274,276
Toyobo Co. Ltd.	668,600	4,962,887
Toyoda Gosei Co. Ltd.	346,500	8,019,665
Toyota Boshoku Corp.	599,700	9,118,484
Toyota Industries Corp.	1,101,800	119,767,972
Toyota Motor Corp.	64,062,025	1,306,040,472
Toyota Tsusho Corp.	4,624,200	141,344,348
Transcosmos Inc.	115,500	2,737,070
TRE Holdings Corp.	213,400	2,138,363
Trend Micro Inc./Japan	857,100	43,739,902
Tri Chemical Laboratories Inc.	195,700	3,777,448
Trial Holdings Inc.(b)	259,200	3,457,797
Trusco Nakayama Corp.	278,500	4,391,004
TS Tech Co. Ltd.	584,700	6,929,734
Tsubakimoto Chain Co.	378,500	5,297,539
Tsuburaya Fields Holdings Inc.	290,300	4,081,877
Tsugami Corp.	228,400	4,048,202
Tsumura & Co.	411,500	9,545,392
Tsuruha Holdings Inc.	1,208,400	20,990,765
TV Asahi Holdings Corp.	141,100	2,871,296
UACJ Corp.	922,900	11,917,277
UBE Corp.	652,100	9,586,533
Ulvac Inc.	298,200	13,526,153
U-Next Holdings Co. Ltd.	454,000	5,992,372
Unicharm Corp.	7,586,400	46,938,112
Union Tool Co.	40,400	2,144,552
United Super Markets Holdings Inc.	739,200	3,947,580
United Urban Investment Corp.	20,563	24,886,711
Ushio Inc.	630,000	10,445,221
USS Co. Ltd.	2,741,200	30,257,022
UT Group Co. Ltd.	205,700	3,662,954
Valor Holdings Co. Ltd.	194,300	3,556,762
Visional Inc.(a)	167,500	11,629,979
Wacoal Holdings Corp.	271,100	9,453,571
Wacom Co. Ltd.	951,700	5,165,647
Welcia Holdings Co. Ltd.	643,700	12,839,750
West Holdings Corp.(b)	142,330	1,361,332
West Japan Railway Co.	2,950,600	60,641,086
WingArc1st Inc.	105,300	2,293,755
Workman Co. Ltd.	151,000	5,679,589
Yakult Honsha Co. Ltd.	1,781,400	26,668,995
Yamada Holdings Co. Ltd.	3,820,800	11,486,125
Yamaguchi Financial Group Inc.	1,369,500	15,690,147
Yamaha Corp.	2,697,600	17,023,125
Yamaha Motor Co. Ltd.	6,255,300	45,067,950
Yamato Holdings Co. Ltd.	1,624,200	23,747,270
Yamato Kogyo Co. Ltd.	253,200	15,959,571
Yamazaki Baking Co. Ltd.	822,400	16,162,310
Yamazen Corp.	570,100	5,282,470
Yaskawa Electric Corp.	1,553,500	42,609,868
Yellow Hat Ltd.	325,600	3,278,691
Yodoko Ltd.	593,600	5,004,760
Yokogawa Bridge Holdings Corp.	158,200	2,823,921

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Yokogawa Electric Corp.	1,547,100	$46,280,644
Yokohama Financial Group, Inc.	7,047,900	51,197,596
Yokohama Rubber Co. Ltd. (The)	905,900	32,330,674
Yonex Co. Ltd.	379,200	9,753,235
Yoshinoya Holdings Co. Ltd.(b)	523,200	10,327,697
Yuasa Trading Co. Ltd.	68,100	2,214,119
Zacros Corp.	55,600	379,991
Zenkoku Hosho Co. Ltd.	711,500	14,623,426
Zensho Holdings Co. Ltd.	663,700	41,325,963
Zeon Corp.	966,600	9,917,786
ZERIA Pharmaceutical Co. Ltd.	25,200	327,041
Zojirushi Corp.	165,200	1,780,701
ZOZO Inc.	2,976,400	25,729,514
Zuken Inc.	50,700	1,567,414
		38,492,572,932
Netherlands — 4.4%
Aalberts NV	693,149	21,959,819
ABN AMRO Bank NV, CVA(d)	3,922,024	117,184,828
Adyen NV(a)(d)	170,825	292,705,935
Aegon Ltd.	9,017,671	68,721,192
AerCap Holdings NV	1,214,248	158,143,660
Akzo Nobel NV	1,171,573	77,423,564
Allfunds Group PLC	2,271,637	17,268,391
AMG Critical Materials NV	234,932	7,800,283
Arcadis NV	505,863	24,158,375
ASM International NV	317,557	206,045,139
ASML Holding NV	2,666,524	2,819,340,762
ASR Nederland NV	1,059,967	70,740,754
Basic-Fit NV(a)(b)(d)	340,165	10,097,461
BE Semiconductor Industries NV	505,844	86,244,419
Brunel International NV(b)	261,389	2,329,564
Coca-Cola Europacific Partners PLC	1,580,329	140,380,625
Corbion NV	400,205	8,145,474
CVC Capital Partners PLC(d)	1,436,560	23,992,848
DSM-Firmenich AG	1,268,239	103,372,768
Eurocommercial Properties NV	322,280	9,623,308
EXOR NV, NVS	626,153	54,262,390
Flow Traders Ltd.(a)	241,793	6,648,597
Fugro NV	751,801	7,677,614
Heineken Holding NV	887,019	59,901,316
Heineken NV	1,953,465	151,261,293
IMCD NV	408,611	42,341,769
ING Groep NV	20,431,736	510,173,594
InPost SA(a)(b)	1,654,678	20,843,075
JDE Peet's NV	1,161,867	42,285,104
Koninklijke Ahold Delhaize NV	6,166,543	252,400,327
Koninklijke BAM Groep NV	1,970,148	18,288,661
Koninklijke KPN NV	26,270,943	121,567,769
Koninklijke Philips NV	5,221,794	143,052,030
Koninklijke Vopak NV	444,064	20,123,638
NN Group NV	1,810,042	123,869,946
OCI NV	710,768	2,788,161
Pharming Group NV(a)	5,005,741	6,559,895
Pharvaris NV(a)(b)	56,320	1,251,430
PostNL NV(b)	2,282,203	2,525,348
Prosus NV	8,861,365	612,483,832
Randstad NV	742,651	29,105,144
SBM Offshore NV	995,950	25,754,290
Signify NV(d)	856,899	20,512,003
Sligro Food Group NV(b)	148,444	1,594,164
TKH Group NV	279,139	12,340,204
TomTom NV(a)	618,657	3,725,579
Security	Shares	Value
Netherlands (continued)
Universal Music Group NV	7,453,224	$199,910,217
Van Lanschot Kempen NV	222,181	12,990,347
Wereldhave NV	262,769	5,581,266
Wolters Kluwer NV	1,621,263	198,743,394
		6,976,241,566
New Zealand — 0.2%
Air New Zealand Ltd.	5,479,234	1,865,618
Auckland International Airport Ltd.	10,343,325	48,139,970
Contact Energy Ltd.	5,671,356	30,233,010
EBOS Group Ltd.	1,237,005	20,457,619
Fisher & Paykel Healthcare Corp. Ltd.	4,014,395	85,227,512
Fletcher Building Ltd.(a)	6,717,891	12,523,023
Goodman Property Trust	6,560,171	7,958,603
Infratil Ltd.	6,348,480	44,871,205
Kiwi Property Group Ltd.	8,020,703	4,957,641
Mercury NZ Ltd.	4,853,196	17,990,961
Meridian Energy Ltd.	8,792,096	29,764,516
Ryman Healthcare Ltd.(a)	6,348,970	10,397,007
Spark New Zealand Ltd.	13,179,093	18,476,175
		332,862,860
Norway — 0.8%
Aker ASA, Class A	164,855	12,809,998
Aker BP ASA	2,133,552	55,295,116
Aker Solutions ASA	1,886,312	5,182,792
Atea ASA	669,092	10,198,959
Austevoll Seafood ASA	698,391	6,557,394
AutoStore Holdings Ltd.(a)(b)(d)	8,544,372	8,288,030
Bakkafrost P/F	334,101	15,341,123
BW LPG Ltd.(b)(d)	672,204	8,901,803
BW Offshore Ltd.	61,435	223,712
Cadeler AS(a)	1,307,981	6,064,261
DNB Bank ASA	5,977,190	152,570,304
DNO ASA	2,940,740	4,015,521
DOF Group ASA	1,038,948	9,313,890
Elkem ASA(d)	2,410,421	6,340,105
Entra ASA(d)	638,884	7,102,040
Equinor ASA	5,170,322	123,835,895
Europris ASA(d)	1,078,561	9,299,279
Frontline PLC(b)	1,013,994	24,906,257
Gjensidige Forsikring ASA	1,362,900	36,678,693
Grieg Seafood ASA(a)	423,210	2,834,137
Hoegh Autoliners ASA	722,706	6,475,853
Kitron ASA	1,266,574	9,416,417
Kongsberg Gruppen ASA	2,987,854	76,170,189
Leroy Seafood Group ASA	1,875,070	8,828,790
LINK Mobility Group Holding ASA(a)(b)	1,007,343	2,983,468
Mowi ASA	3,160,139	69,469,383
MPC Container Ships ASA	2,523,592	4,415,851
NORBIT ASA	209,800	4,223,597
Nordic Semiconductor ASA(a)	1,222,932	17,687,404
Norsk Hydro ASA	9,446,234	63,861,839
Norwegian Air Shuttle ASA	4,155,308	6,450,900
Odfjell Drilling Ltd.	619,137	4,973,181
Orkla ASA	4,842,356	49,180,478
Paratus Energy Services Ltd.	651,934	2,668,442
Protector Forsikring ASA	642,633	28,949,208
Salmar ASA	474,661	26,654,163
Scatec ASA(a)(d)	856,774	9,033,587
SpareBank 1 Nord Norge	598,835	8,119,884
SpareBank 1 Oestlandet	90,425	1,585,693
SpareBank 1 SMN	1,258,820	23,154,219

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
SpareBank 1 Sor-Norge ASA	1,331,148	$22,913,565
Stolt-Nielsen Ltd.	161,917	5,430,882
Storebrand ASA	2,851,427	44,188,586
Subsea 7 SA	1,519,386	27,749,057
Telenor ASA	4,111,913	61,150,459
TGS ASA	1,356,168	11,703,366
TOMRA Systems ASA	1,533,446	18,720,234
Vend Marketplaces ASA, Class B	1,136,109	39,144,264
Wallenius Wilhelmsen ASA	772,264	6,039,790
Wilh Wilhelmsen Holding ASA, Class A	90,428	4,552,981
Yara International ASA	1,127,020	41,059,700
		1,212,714,739
Portugal — 0.2%
Altri SGPS SA(b)	770,827	4,371,389
Banco Comercial Portugues SA, Class R	55,488,139	48,979,476
Corticeira Amorim SGPS SA	47,650	399,765
CTT-Correios de Portugal SA	959,344	8,341,092
EDP Renovaveis SA	2,133,331	31,190,767
EDP SA	20,968,550	104,237,597
Galp Energia SGPS SA	2,838,295	57,024,383
Jeronimo Martins SGPS SA	1,847,575	47,584,325
Mota-Engil SGPS SA	617,266	4,269,851
Navigator Co. SA (The)	1,981,183	6,860,254
NOS SGPS SA	1,477,070	6,400,351
REN - Redes Energeticas Nacionais SGPS SA	3,529,292	13,285,067
Sonae SGPS SA	7,824,893	12,753,380
		345,697,697
Singapore — 1.8%
AIMS APAC REIT	537,193	569,562
Bitdeer Technologies Group, Class A, NVS(a)(b)	632,491	14,041,300
CapitaLand Ascendas REIT	26,104,103	56,516,225
CapitaLand Ascott Trust	14,957,768	10,847,025
CapitaLand China Trust(b)	8,018,080	4,922,101
Capitaland India Trust(b)	5,481,846	5,093,471
CapitaLand Integrated Commercial Trust	40,835,405	74,238,333
CapitaLand Investment Ltd./Singapore(b)	17,095,500	34,636,158
CDL Hospitality Trusts(b)	8,101,646	5,132,837
Centurion Corp. Ltd.	1,115,500	1,214,932
City Developments Ltd.	3,830,300	21,275,236
ComfortDelGro Corp. Ltd.	13,182,200	14,780,805
DBS Group Holdings Ltd.	14,237,990	589,488,425
Digital Core REIT Management Pte. Ltd.	5,913,200	3,045,174
ESR-REIT	4,865,142	10,686,978
Far East Hospitality Trust	624,000	289,884
First Resources Ltd.	3,363,100	5,066,429
Frasers Centrepoint Trust	8,911,154	16,019,442
Frasers Logistics & Commercial Trust	19,025,286	13,951,794
Genting Singapore Ltd.	39,034,400	21,880,677
Golden Agri-Resources Ltd.	45,922,900	9,879,280
Grab Holdings Ltd., Class A(a)	16,209,520	97,419,215
Hafnia Ltd.	1,955,104	12,179,820
Hutchison Port Holdings Trust, Class U	34,785,200	7,304,892
iFAST Corp. Ltd.	1,191,800	8,864,863
Keppel DC REIT	14,204,993	26,065,224
Keppel Infrastructure Trust	25,511,569	9,016,113
Keppel Ltd.	9,985,500	78,090,078
Keppel REIT	20,401,340	16,461,841
Lendlease Global Commercial REIT	8,594,409	4,225,325
Mapletree Industrial Trust(b)	14,614,020	23,899,974
Mapletree Logistics Trust(b)	22,665,979	23,324,661
Mapletree Pan Asia Commercial Trust(b)	15,247,256	16,869,011
Security	Shares	Value
Singapore (continued)
NetLink NBN Trust	25,443,000	$19,153,794
Olam Group Ltd.(b)	5,539,500	4,170,798
Oversea-Chinese Banking Corp. Ltd.	22,762,600	297,766,619
Parkway Life REIT	3,084,900	9,716,134
Raffles Medical Group Ltd.	7,614,200	5,791,378
Riverstone Holdings Ltd.(b)	3,166,600	2,189,112
Sasseur REIT(b)	298,200	158,417
SATS Ltd.	6,917,026	18,165,457
Sea Ltd., ADR(a)	2,589,191	404,561,094
Seatrium Ltd.	15,730,287	26,241,843
Sembcorp Industries Ltd.	6,427,500	32,205,281
Sheng Siong Group Ltd.	5,202,700	9,269,916
SIA Engineering Co. Ltd.	524,300	1,422,287
Singapore Airlines Ltd.	10,274,200	52,300,982
Singapore Exchange Ltd.	5,778,000	74,972,737
Singapore Post Ltd.(b)	11,283,300	3,645,218
Singapore Technologies Engineering Ltd.	11,136,600	72,555,582
Singapore Telecommunications Ltd.	51,655,800	168,607,095
Starhill Global REIT	12,351,200	5,507,358
StarHub Ltd.(b)	4,750,100	4,233,341
Stoneweg Europe Stapled Trust, NVS	1,100,840	1,928,703
Suntec REIT(b)	15,218,900	15,667,598
Super Hi International Holding Ltd.(a)(b)	916,000	1,597,287
UMS Integration Ltd.	3,979,800	4,519,654
United Overseas Bank Ltd.	8,484,100	225,655,439
UOL Group Ltd.	3,183,500	19,448,673
Venture Corp. Ltd.	1,980,800	22,667,862
Wilmar International Ltd.	12,803,000	30,766,978
Yangzijiang Financial Holding Ltd.(b)	16,235,700	13,194,824
Yangzijiang Shipbuilding Holdings Ltd.	17,701,600	47,807,702
Yanlord Land Group Ltd.(a)(b)	6,479,700	3,555,367
		2,836,741,615
Spain — 3.3%
Acciona SA	167,749	37,129,900
Acerinox SA	1,214,047	15,634,317
ACS Actividades de Construccion y Servicios SA	1,231,188	101,092,398
Aena SME SA(d)	5,049,586	137,152,654
Almirall SA	532,973	7,670,819
Amadeus IT Group SA	3,049,094	233,074,861
Atresmedia Corp. de Medios de Comunicacion SA	843,238	5,103,741
Banco Bilbao Vizcaya Argentaria SA	38,933,646	784,360,031
Banco de Sabadell SA	35,005,768	131,232,955
Banco Santander SA	101,045,680	1,029,674,284
Bankinter SA	4,481,110	67,549,306
CaixaBank SA	26,319,257	278,187,854
Cellnex Telecom SA(d)	3,398,012	105,786,010
CIE Automotive SA	400,633	13,435,996
Colonial SFL Socimi SA	2,044,005	12,933,986
Construcciones y Auxiliar de Ferrocarriles SA	178,224	11,253,438
Distribuidora Internacional de Alimentacion SA(a)	47,926	1,579,919
eDreams ODIGEO SA(a)	317,912	2,660,733
Enagas SA	1,587,108	25,181,417
Ence Energia y Celulosa SA(b)	1,130,991	3,454,171
Endesa SA	2,144,943	76,865,942
Ferrovial SE	3,461,571	212,417,008
Fluidra SA	651,308	18,851,723
Gestamp Automocion SA(d)	1,315,407	5,089,809
Grenergy Renovables SA(a)	90,509	7,803,205
Grifols SA	2,023,135	26,215,547
Iberdrola SA	42,866,836	868,749,598
Indra Sistemas SA(b)	559,033	30,924,261

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Industria de Diseno Textil SA	7,349,257	$405,828,796
International Consolidated Airlines Group SA, Class DI	8,443,220	46,352,720
Laboratorios Farmaceuticos Rovi SA	145,613	10,266,468
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	4,101,388	5,436,585
Logista Integral SA	391,099	13,034,237
Melia Hotels International SA	818,217	6,770,821
Merlin Properties SOCIMI SA	2,600,494	40,511,187
Neinor Homes SA(d)	435,187	8,653,291
Pharma Mar SA	99,139	8,381,750
Prosegur Cash SA(d)	207,254	169,374
Prosegur Cia. de Seguridad SA	1,311,831	4,282,765
Redeia Corp. SA	1,672,728	30,112,222
Repsol SA	7,713,551	141,538,672
Sacyr SA	3,889,357	17,109,300
Solaria Energia y Medio Ambiente SA(a)	611,875	10,581,097
Tecnicas Reunidas SA(a)	384,482	13,761,351
Telefonica SA	25,421,091	128,914,742
Unicaja Banco SA(d)	8,930,867	24,111,661
Vidrala SA	138,879	13,229,061
Viscofan SA	266,851	16,584,264
		5,196,696,247
Sweden — 4.1%
AAK AB	1,259,653	35,223,231
AcadeMedia AB(d)	240,578	2,656,722
AddLife AB, Class B	760,791	16,435,839
Addnode Group AB, Class B	648,551	7,547,895
AddTech AB, Class B	1,785,811	60,165,196
AFRY AB	715,124	12,268,015
Alfa Laval AB	1,985,657	94,373,660
Alleima AB	1,326,690	11,457,624
Ambea AB(d)	435,014	5,865,318
Apotea AB(a)	244,915	2,137,305
AQ Group AB	225,533	4,647,872
Arjo AB, Class B	1,594,004	5,058,188
Asker Healthcare Group AB(a)	708,725	6,421,500
Asmodee Group AB, Class B(a)	1,011,930	13,040,652
Assa Abloy AB, Class B	6,914,782	260,580,509
Atlas Copco AB, Class A	18,314,250	306,874,552
Atlas Copco AB, Class B	10,408,218	155,698,200
Atrium Ljungberg AB, Class B	1,825,724	6,583,964
Attendo AB(d)	879,374	7,461,159
Avanza Bank Holding AB	858,585	32,999,336
Axfood AB	749,876	20,433,473
Beijer Ref AB, Class B	2,653,231	41,926,510
Betsson AB, Class B	818,136	12,750,324
Better Collective A/S(a)(b)	242,161	2,989,972
Bilia AB, Class A	561,228	7,857,366
Billerud Aktiebolag	1,507,100	13,945,830
BioArctic AB, Class B(a)(d)	275,376	8,498,748
BioGaia AB, Class B	695,615	7,348,261
Boliden AB(a)	1,979,415	88,761,840
BoneSupport Holding AB(a)(d)	401,994	9,341,789
Boozt AB(a)(d)	371,425	4,015,194
Bravida Holding AB(d)	1,552,541	13,122,528
Bufab AB	809,368	8,895,657
Bure Equity AB	350,132	10,254,427
Camurus AB(a)	261,072	17,174,468
Castellum AB	2,936,373	33,393,086
Catena AB	289,577	14,030,417
Cibus Nordic Real Estate AB publ	463,638	8,037,807
Security	Shares	Value
Sweden (continued)
Clas Ohlson AB, Class B	243,732	$8,888,599
Cloetta AB, Class B	1,648,053	6,141,004
Corem Property Group AB, Class B	3,604,763	1,465,967
Creades AB, Class A	285,521	2,267,669
Dios Fastigheter AB	466,363	3,178,285
Dometic Group AB(d)	2,099,628	10,263,002
Dynavox Group AB(a)	602,019	6,194,089
Electrolux AB, Class B(a)	1,592,501	10,275,970
Electrolux Professional AB, Class B	1,884,746	13,090,412
Elekta AB, Class B	2,566,883	13,046,984
Embracer Group AB, Class B(a)	936,141	9,756,170
Engcon AB	254,842	2,205,864
Epiroc AB, Class A	4,676,070	98,599,361
Epiroc AB, Class B	2,455,034	45,817,232
EQT AB	2,531,614	87,486,456
Essity AB, Class B	4,115,234	113,035,707
Evolution AB(d)	978,012	65,162,511
Fabege AB	1,625,725	14,314,560
Fastighets AB Balder, Class B(a)	5,065,480	37,154,625
Getinge AB, Class B	1,582,915	37,080,917
Granges AB	760,228	11,124,299
H & M Hennes & Mauritz AB, Class B	3,807,916	71,916,750
Hemnet Group AB	588,859	12,852,260
Hexagon AB, Class B	14,096,513	171,831,124
Hexatronic Group AB(a)(b)	1,175,723	2,675,839
Hexpol AB	1,791,112	16,285,186
HMS Networks AB(a)	188,290	10,451,730
Hoist Finance AB(d)	271,949	2,833,999
Holmen AB, Class B	596,337	22,533,176
Hufvudstaden AB, Class A	799,382	10,624,730
Husqvarna AB, Class B	2,605,073	12,335,141
Industrivarden AB, Class A	863,054	35,885,810
Industrivarden AB, Class C	1,059,267	43,939,646
Indutrade AB	1,862,447	49,787,421
Instalco AB	1,436,111	3,664,254
Intrum AB(a)	537,501	2,436,503
Investment AB Latour, Class B	985,810	25,117,859
Investor AB, Class B	11,768,950	387,514,266
INVISIO AB	242,868	7,722,615
Inwido AB	517,156	7,774,471
JM AB	421,738	6,004,289
Kinnevik AB, Class B(a)	1,656,384	15,632,325
L E Lundbergforetagen AB, Class B	521,254	27,899,020
Lifco AB, Class B	1,601,864	61,847,016
Lindab International AB	559,211	13,377,633
Loomis AB, Class B	492,198	19,828,408
Medcap AB(a)(b)	40,879	2,617,833
Medicover AB, Class B	425,063	11,588,255
MEKO AB	323,925	2,620,195
Mildef Group AB(b)	332,385	5,499,743
Millicom International Cellular SA	714,785	33,673,521
MIPS AB	179,124	6,413,660
Modern Times Group MTG AB, Class B(a)	588,840	7,915,444
Munters Group AB(d)	905,053	15,317,643
Mycronic AB	1,036,488	24,314,744
NCAB Group AB(a)	1,008,057	6,196,152
NCC AB, Class B	581,324	13,251,796
New Wave Group AB, Class B	600,965	7,082,763
Nibe Industrier AB, Class B	10,460,230	40,703,924
Nolato AB, Class B	1,477,157	9,775,591
Nordea Bank Abp	21,088,331	360,753,932
Nordnet AB publ	926,623	26,756,501

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Norion Bank AB(a)	133,157	$992,118
NP3 Fastigheter AB	188,800	5,139,572
Nyfosa AB	1,218,881	10,368,282
Pandox AB, Class B	701,184	13,979,027
Paradox Interactive AB	223,884	3,904,676
Peab AB, Class B	1,248,345	10,102,964
Platzer Fastigheter Holding AB, Class B	384,309	2,957,079
Plejd AB(a)(b)	47,443	4,384,617
Polestar Automotive Holding U.K. PLC, Class A(a)(b)	2,741,911	2,316,641
Ratos AB, Class B	1,486,832	6,014,988
RaySearch Laboratories AB, Class B	115,209	2,704,266
Saab AB, Class B	2,169,135	119,359,776
Sagax AB, Class B	1,548,347	34,745,966
Samhallsbyggnadsbolaget i Norden AB(a)(b)	8,603,025	4,722,923
Sandvik AB	7,256,549	219,434,200
Scandic Hotels Group AB(d)	1,081,936	10,516,381
Sdiptech AB, Class B(a)	191,029	3,803,094
Sectra AB, Class B	920,048	29,185,907
Securitas AB, Class B	3,364,276	49,558,659
Sinch AB(a)(d)	4,482,437	16,231,619
Skandinaviska Enskilda Banken AB, Class A	10,287,451	196,383,071
Skanska AB, Class B	2,367,529	64,472,565
SKF AB, Class B	2,338,435	59,938,824
SkiStar AB	166,700	2,783,572
Spotify Technology SA(a)	1,034,867	678,169,042
SSAB AB, Class A	1,419,967	8,982,080
SSAB AB, Class B	4,410,187	27,307,407
Storskogen Group AB, Class B	10,148,954	10,486,469
Storytel AB	260,004	2,432,601
Surgical Science Sweden AB(a)(b)	221,384	1,950,015
Svenska Cellulosa AB SCA, Class B	4,190,812	55,822,205
Svenska Handelsbanken AB, Class A	9,823,646	128,191,976
Svolder AB, Class B	630,073	3,682,100
Sweco AB, Class B	1,441,055	25,965,651
Swedbank AB, Class A	5,702,431	173,130,256
SwedenCare AB	580,793	2,347,565
Swedish Orphan Biovitrum AB(a)	1,324,990	45,650,216
Synsam AB	720,438	4,558,763
Tele2 AB, Class B	3,730,791	59,266,848
Telefonaktiebolaget LM Ericsson, Class B	18,873,708	191,490,010
Telia Co. AB	15,999,276	62,983,843
Thule Group AB(d)	738,057	18,909,312
Trelleborg AB, Class B	1,419,538	59,240,469
Troax Group AB	156,142	2,366,803
Truecaller AB, Class B	1,931,593	5,757,678
Vimian Group AB(a)(b)	1,147,679	3,625,999
Vitec Software Group AB, Class B	212,275	7,408,618
Vitrolife AB	506,461	7,816,663
Volvo AB, Class B	10,734,815	294,080,762
Wallenstam AB, Class B	2,569,065	11,887,383
Wihlborgs Fastigheter AB	1,928,767	18,742,767
Xvivo Perfusion AB(a)(b)	164,495	3,268,054
Yubico AB(a)(b)	310,206	3,141,259
		6,376,740,886
Switzerland — 8.5%
ABB Ltd., Registered	10,600,634	788,130,812
Accelleron Industries AG	642,252	52,645,972
Adecco Group AG, Registered	1,156,512	32,246,298
Alcon AG	3,375,771	251,613,048
Allreal Holding AG, Registered	100,309	23,974,721
ALSO Holding AG, Registered	39,991	11,490,677
Security	Shares	Value
Switzerland (continued)
Amrize Ltd.(a)	3,491,550	$180,673,419
ams-OSRAM AG(a)	661,194	9,149,259
Arbonia AG	413,737	2,616,220
Aryzta AG(a)	159,267	10,211,794
Autoneum Holding AG	25,198	5,012,669
Avolta AG, Registered	637,795	33,620,732
Bachem Holding AG	228,004	16,542,450
Baloise Holding AG, Registered	286,819	71,228,924
Banque Cantonale Vaudoise, Registered	202,243	23,481,745
Barry Callebaut AG, Registered	23,905	31,077,454
Basilea Pharmaceutica Ag Allschwil, Registered(a)	105,919	6,134,653
Belimo Holding AG, Registered	67,425	72,747,799
BKW AG	152,252	34,075,131
Bossard Holding AG, Class A, Registered	46,325	10,066,615
Bucher Industries AG, Registered	50,363	22,347,311
Burckhardt Compression Holding AG	24,724	17,100,257
Burkhalter Holding AG	45,093	8,007,808
Bystronic AG, Registered	9,029	3,355,821
Cembra Money Bank AG	204,631	23,400,170
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	7,079	108,820,795
Chocoladefabriken Lindt & Spruengli AG, Registered	638	97,732,238
Cie Financiere Richemont SA, Class A, Registered	3,636,899	719,398,891
Clariant AG, Registered	1,424,990	12,776,601
Comet Holding AG, Registered	54,311	13,273,380
Daetwyler Holding AG, Bearer	55,283	10,194,226
DKSH Holding AG	230,612	16,081,867
dormakaba Holding AG	234,080	19,994,350
Dottikon Es Holding AG(a)	16,816	6,642,445
EFG International AG	746,017	15,556,611
Emmi AG, Registered	15,245	13,546,192
EMS-Chemie Holding AG, Registered	47,519	32,547,192
Flughafen Zurich AG, Registered	135,227	39,944,122
Forbo Holding AG, Registered	7,204	6,619,101
Galderma Group AG	1,048,642	194,745,408
Galenica AG(d)	343,589	37,029,141
Geberit AG, Registered	231,087	168,930,096
Georg Fischer AG	530,971	37,491,531
Givaudan SA, Registered	62,444	255,811,007
Helvetia Holding AG, Registered	249,158	61,225,276
Holcim AG	3,465,784	308,112,384
Huber + Suhner AG, Registered	125,402	22,966,952
Implenia AG, Registered	119,649	9,494,174
Inficon Holding AG	110,684	13,278,587
Interroll Holding AG, Registered	4,068	12,553,465
Intershop Holding AG	53,375	10,462,658
Julius Baer Group Ltd.	1,392,693	94,018,637
Kardex Holding AG, Registered	42,097	15,834,406
Komax Holding AG, Registered(a)(b)	29,901	2,463,836
Kuehne + Nagel International AG, Registered	321,697	61,716,472
Kuros Biosciences AG(a)	203,716	7,625,866
Landis+Gyr Group AG	168,524	12,208,673
LEM Holding SA, Registered(a)	2,465	1,399,886
Logitech International SA, Registered	1,027,603	123,536,893
Lonza Group AG, Registered	475,973	328,674,339
Medacta Group SA(d)	35,066	6,497,129
Medmix AG(d)	157,473	1,808,820
Mobilezone Holding AG, Registered	548,617	8,199,438
Mobimo Holding AG, Registered	55,384	23,476,279

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Montana Aerospace AG(a)(d)	138,054	$5,473,417
Nestle SA, Registered	17,433,133	1,665,708,682
Novartis AG, Registered	12,856,214	1,591,106,340
OC Oerlikon Corp. AG Pfaffikon, Registered	1,394,800	4,987,789
Partners Group Holding AG	153,447	187,913,757
PolyPeptide Group AG(a)(d)	98,529	3,190,995
PSP Swiss Property AG, Registered	317,835	54,973,903
R&S Group Holding AG	194,960	6,416,424
Roche Holding AG, Bearer	207,679	70,457,900
Roche Holding AG, NVS	4,757,357	1,541,003,901
Sandoz Group AG	2,820,855	188,085,554
Schindler Holding AG, Participation Certificates, NVS	278,551	99,219,911
Schindler Holding AG, Registered	154,732	52,305,582
Schweiter Technologies AG	7,512	2,594,751
Sensirion Holding AG(a)(d)	52,110	3,734,236
SFS Group AG	139,144	18,870,272
SGS SA	1,101,535	124,219,871
Siegfried Holding AG	282,183	27,219,283
SIG Group AG	2,122,742	23,733,841
Sika AG, Registered	1,028,104	201,495,759
SKAN Group AG	65,323	4,267,834
Softwareone Holding AG	742,437	7,629,054
Softwareone Holding AG(a)	383,661	3,892,194
Sonova Holding AG, Registered	341,596	93,177,193
Stadler Rail AG(b)	379,639	9,309,331
Straumann Holding AG	758,401	95,332,319
Sulzer AG, Registered	144,395	24,132,000
Sunrise Communications AG, Class A	457,071	25,053,063
Swatch Group AG (The), Bearer	197,723	41,321,444
Swiss Life Holding AG, Registered	192,348	208,784,532
Swiss Prime Site AG, Registered	545,125	77,485,646
Swiss Re AG	2,021,132	369,062,616
Swisscom AG, Registered	173,513	127,102,211
Swissquote Group Holding SA, Registered	79,846	50,729,553
Tecan Group AG, Registered	87,281	15,938,686
Temenos AG, Registered	374,854	35,393,002
TX Group AG	6,963	1,758,581
u-Blox Holding AG, NVS(a)	55,440	9,272,723
UBS Group AG, Registered	21,456,733	821,048,587
Valiant Holding AG, Registered	121,791	20,045,924
VAT Group AG(d)	183,014	79,980,197
Vetropack Holding AG, Class A, Registered	59,770	1,594,202
Vontobel Holding AG, Registered	211,293	16,022,162
Ypsomed Holding AG, Registered	33,962	13,335,030
Zehnder Group AG, Registered	104,533	9,211,118
Zurich Insurance Group AG	985,472	685,367,217
		13,392,599,710
United Kingdom — 14.5%
3i Group PLC	6,568,036	380,096,102
4imprint Group PLC	178,278	7,807,275
AB Dynamics PLC	16,310	271,044
Aberdeen Group PLC	12,413,767	33,107,934
Admiral Group PLC	1,763,793	75,943,988
Advanced Medical Solutions Group PLC	2,238,769	6,325,145
AG Barr PLC	681,009	5,985,862
Airtel Africa PLC(d)	5,965,300	21,693,859
AJ Bell PLC	2,034,031	14,362,569
Alphawave IP Group PLC(a)	2,417,214	6,055,145
Anglo American PLC, NVS	7,536,197	285,114,069
Antofagasta PLC	2,699,318	99,071,342
AO World PLC(a)	2,418,301	3,381,998
Security	Shares	Value
United Kingdom (continued)
Ashmore Group PLC	2,756,020	$6,803,075
Ashtead Group PLC	2,915,539	194,742,749
Ashtead Technology Holdings PLC(b)	505,115	2,174,031
ASOS PLC(a)(b)	419,963	1,404,090
Associated British Foods PLC	2,214,342	66,821,183
Aston Martin Lagonda Global Holdings PLC(a)(b)(d)	2,476,600	2,050,394
AstraZeneca PLC	10,491,898	1,730,623,144
Atalaya Mining PLC	758,347	6,814,283
Auction Technology Group PLC(a)	597,862	2,430,847
Auto Trader Group PLC(d)	6,018,866	61,748,043
Aviva PLC	20,274,700	178,200,201
Avon Protection PLC	58,438	1,469,377
B&M European Value Retail SA	6,860,653	16,199,413
Babcock International Group PLC	1,730,578	27,635,640
BAE Systems PLC	20,372,524	501,845,930
Balfour Beatty PLC	3,812,256	33,692,993
Baltic Classifieds Group PLC	2,294,689	8,892,870
Barclays PLC	96,555,851	517,888,917
Barratt Redrow PLC	9,295,014	45,996,172
Beazley PLC	4,249,233	51,984,224
Bellway PLC	791,838	27,328,690
Berkeley Group Holdings PLC	701,007	37,135,610
Big Yellow Group PLC	1,234,405	18,055,509
Bodycote PLC	1,200,806	9,733,165
BP PLC	106,797,201	625,704,242
Breedon Group PLC	2,028,212	9,181,734
Bridgepoint Group PLC(d)	1,378,529	5,459,602
British American Tobacco PLC	14,085,506	721,396,149
British Land Co. PLC (The)	6,720,752	33,566,510
BT Group PLC	41,265,212	100,710,755
Bunzl PLC	2,206,087	67,059,974
Burberry Group PLC(a)	2,422,610	39,434,427
Bytes Technology Group PLC	1,376,769	6,709,684
C&C Group PLC	2,592,808	4,659,642
Carnival PLC(a)	940,046	24,422,240
Centrica PLC	34,067,903	80,291,262
Cerillion PLC	29,521	575,909
Chemring Group PLC	1,891,749	14,260,487
CK Hutchison Holdings Ltd.	18,223,016	120,845,407
Clarkson PLC	196,484	9,365,250
Close Brothers Group PLC(a)	912,314	5,032,445
CMC Markets PLC(d)	600,077	1,698,832
Coats Group PLC	12,656,236	13,600,987
Coca-Cola HBC AG, Class DI	1,454,208	65,989,116
Cohort PLC	32,744	578,325
Compass Group PLC	11,392,837	377,100,871
Computacenter PLC	515,930	19,441,699
Conduit Holdings Ltd.	1,079,730	4,808,845
Convatec Group PLC(d)	11,030,999	35,426,971
Craneware PLC	171,675	5,074,411
Cranswick PLC	354,061	22,969,604
Crest Nicholson Holdings PLC	2,129,001	4,628,732
Croda International PLC	908,574	34,490,432
Currys PLC	6,991,472	12,904,496
CVS Group PLC(b)	516,489	8,425,595
DCC PLC	667,381	43,966,399
Derwent London PLC	673,646	15,598,575
Diageo PLC	14,997,702	344,973,311
Diploma PLC	928,651	68,509,357
DiscoverIE Group PLC	602,784	4,600,806
Diversified Energy Co. PLC	330,747	4,171,221

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Domino's Pizza Group PLC	2,639,496	$6,750,320
Dowlais Group PLC	8,773,571	9,531,395
Dr. Martens PLC	4,073,649	4,864,560
Drax Group PLC	2,659,030	25,201,431
Dunelm Group PLC	848,653	12,464,304
easyJet PLC	2,040,355	12,990,526
Elementis PLC	4,120,573	8,906,909
Empiric Student Property PLC	3,150,572	3,224,207
Endeavour Mining PLC	1,215,362	49,189,714
Energean PLC	1,028,339	13,022,952
Entain PLC	4,112,806	42,837,750
Experian PLC	6,196,689	289,045,512
Fevertree Drinks PLC	652,204	7,148,350
Firstgroup PLC	4,467,838	12,325,734
Foresight Group Holdings Ltd.	457,689	2,743,823
Frasers Group PLC(a)	1,261,179	12,107,122
Fresnillo PLC	1,456,677	42,597,828
Future PLC	718,251	5,791,533
Games Workshop Group PLC	227,743	47,691,245
Gamma Communications PLC	597,694	7,796,941
GB Group PLC	1,571,162	4,860,802
Genuit Group PLC	1,562,178	7,595,219
Genus PLC	449,171	14,515,864
Georgia Capital PLC(a)	59,125	2,012,049
Glencore PLC	69,022,685	330,657,641
Grafton Group PLC	1,381,105	17,270,140
Grainger PLC	4,749,420	11,701,903
Great Portland Estates PLC	2,756,603	12,067,289
Greencore Group PLC	3,288,298	10,302,809
Greggs PLC	714,963	15,153,850
GSK PLC	27,650,735	647,398,780
Haleon PLC	60,659,293	282,079,590
Halma PLC	2,567,026	119,619,347
Hammerson PLC	2,970,164	11,918,430
Harbour Energy PLC	4,278,245	12,663,568
Hays PLC	9,689,347	7,524,137
Helios Towers PLC(a)	4,772,005	9,384,283
Hikma Pharmaceuticals PLC	1,132,093	27,384,761
Hill & Smith PLC	504,640	14,279,787
Hiscox Ltd.	2,239,273	40,482,185
Hochschild Mining PLC	2,277,374	9,899,695
Hollywood Bowl Group PLC	935,488	3,312,021
Home REIT PLC(a)(c)	4,179,974	563,400
Howden Joinery Group PLC	3,798,696	43,145,066
HSBC Holdings PLC	118,382,916	1,657,294,728
Hunting PLC	1,157,561	5,193,148
Ibstock PLC(d)	2,846,064	5,112,760
ICG PLC	1,961,101	49,819,546
IG Group Holdings PLC	2,449,161	35,849,766
IMI PLC	1,775,699	55,826,150
Imperial Brands PLC	5,334,154	211,948,807
Inchcape PLC	2,387,353	23,956,726
Informa PLC	9,047,313	115,202,239
IntegraFin Holdings PLC	1,794,471	8,546,251
InterContinental Hotels Group PLC	1,018,000	122,798,438
International Workplace Group PLC	5,035,407	14,985,907
Intertek Group PLC	1,099,400	73,228,858
Investec PLC	3,994,413	30,076,478
IP Group PLC(a)	6,105,447	4,844,517
ITV PLC	22,961,816	21,018,229
J D Wetherspoon PLC	612,824	5,199,071
J Sainsbury PLC	11,819,230	53,039,953
Security	Shares	Value
United Kingdom (continued)
JD Sports Fashion PLC	17,752,132	$21,753,194
JET2 PLC	936,693	16,357,368
John Wood Group PLC(a)(c)	4,439,018	914,035
Johnson Matthey PLC	1,111,398	31,126,127
Johnson Service Group PLC	2,644,859	4,711,490
JTC PLC(d)	1,000,402	17,122,499
Judges Scientific PLC(b)	36,160	2,707,693
Jupiter Fund Management PLC	3,198,563	6,402,824
Just Group PLC	6,971,669	19,461,955
Kainos Group PLC	561,475	6,967,243
Keller Group PLC	537,381	11,209,715
Kier Group PLC	2,875,362	8,181,698
Kingfisher PLC	12,263,281	49,734,717
Lancashire Holdings Ltd.	1,518,820	13,337,089
Land Securities Group PLC	4,799,013	39,220,353
Legal & General Group PLC	39,259,291	122,682,029
Lion Finance Group PLC	243,506	25,634,792
Lloyds Banking Group PLC	404,436,513	474,196,736
London Stock Exchange Group PLC	3,218,881	401,157,140
LondonMetric Property PLC	16,014,017	40,063,938
M&G PLC	14,855,011	51,430,516
Man Group PLC/Jersey	8,093,874	22,361,838
Marks & Spencer Group PLC	13,971,334	73,011,654
Marshalls PLC	1,565,565	3,471,680
Melrose Industries PLC	8,673,056	71,449,048
Mitchells & Butlers PLC(a)	1,542,718	4,934,937
Mitie Group PLC	8,306,532	17,983,451
Molten Ventures PLC(a)	1,023,628	6,250,350
Mondi PLC, NVS	2,967,294	33,167,944
MONY Group PLC	3,288,592	8,386,826
Moonpig Group PLC	2,096,561	5,907,869
Morgan Advanced Materials PLC	2,240,969	6,005,679
Morgan Sindall Group PLC	292,719	17,881,335
National Grid PLC	33,006,734	494,906,319
NatWest Group PLC, NVS	54,642,038	420,662,412
NCC Group PLC	1,738,277	3,418,960
Next PLC	792,796	148,958,478
Ninety One PLC	2,578,921	7,839,471
NMC Health PLC, NVS(a)(c)	475,795	6
Ocado Group PLC(a)	3,893,009	11,212,030
OSB Group PLC	2,525,428	17,900,143
Oxford Instruments PLC	347,605	8,624,308
Oxford Nanopore Technologies PLC(a)(b)	3,663,146	6,606,256
Pagegroup PLC	2,112,540	6,557,242
Pan African Resources PLC	11,395,921	12,521,637
Paragon Banking Group PLC	1,774,590	19,326,297
Pearson PLC	4,183,911	58,231,740
Penno Group PLC	3,285,552	22,391,437
Persimmon PLC	2,155,714	34,261,002
Pets at Home Group PLC	3,143,798	8,855,832
Phoenix Group Holdings PLC	4,743,164	42,018,895
Playtech PLC	1,616,786	5,596,664
Plus500 Ltd.	612,451	25,483,749
Polar Capital Holdings PLC	532,532	4,014,574
Premier Foods PLC	3,780,691	9,059,247
Primary Health Properties PLC	16,618,736	20,460,867
PRS REIT PLC (The)	3,355,118	4,917,288
Prudential PLC	17,646,272	245,425,770
QinetiQ Group PLC	3,514,042	22,190,045
Quilter PLC(d)	9,176,934	21,917,326
Rank Group PLC	828,891	1,291,452
Raspberry PI Holdings PLC(a)	674,987	3,219,496

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Rathbones Group PLC	348,711	$8,173,618
Reckitt Benckiser Group PLC	4,595,784	351,527,132
RELX PLC	12,430,241	549,371,602
Renishaw PLC	254,284	11,808,767
Rentokil Initial PLC	17,033,124	95,069,486
RHI Magnesita NV	176,508	4,870,708
Rightmove PLC	5,308,418	46,610,316
Rio Tinto PLC	7,643,109	550,991,408
Rolls-Royce Holdings PLC	57,194,917	880,160,834
Rotork PLC	5,657,537	25,469,407
RS Group PLC	3,212,699	23,513,366
Safestore Holdings PLC	1,575,521	14,798,794
Sage Group PLC (The)	6,668,122	100,791,117
Savills PLC	945,326	12,518,094
Schroders PLC	5,331,260	26,603,639
Segro PLC	8,668,426	79,544,622
Serco Group PLC	7,300,369	24,340,669
Serica Energy PLC	1,833,814	5,241,218
Severn Trent PLC	1,829,497	66,877,251
Shaftesbury Capital PLC	9,923,352	18,331,077
Shell PLC	40,021,838	1,500,394,973
SigmaRoc PLC(a)	5,963,920	9,056,480
Sirius Real Estate Ltd.	9,038,205	11,855,677
Smith & Nephew PLC	5,729,286	105,797,037
Smiths Group PLC	2,308,124	76,431,340
Softcat PLC	851,800	17,948,701
Spectris PLC	673,339	36,324,896
Spirax Group PLC	498,916	46,535,243
Spire Healthcare Group PLC(d)	1,517,709	4,675,493
SSE PLC	7,428,957	187,156,120
SSP Group PLC	5,137,402	10,382,761
St. James's Place PLC	3,647,172	62,228,202
Standard Chartered PLC	13,609,955	279,374,798
Supermarket Income REIT PLC	7,488,803	7,792,730
Target Healthcare REIT PLC	3,784,884	4,691,356
Tate & Lyle PLC	2,572,912	13,062,251
Taylor Wimpey PLC	24,293,148	33,603,262
TBC Bank Group PLC	277,095	15,875,359
Telecom Plus PLC	553,533	12,911,315
Tesco PLC	45,101,543	272,172,981
THG PLC(a)	5,357,377	3,274,260
TP ICAP Group PLC	5,074,792	17,502,779
Trainline PLC(a)(d)	3,011,911	9,942,390
Travis Perkins PLC	1,380,787	11,416,341
Tritax Big Box REIT PLC	14,872,536	29,359,215
Trustpilot Group PLC(a)(d)	2,251,486	6,086,639
Unilever PLC	16,585,059	995,175,244
UNITE Group PLC (The)	2,697,435	20,120,753
United Utilities Group PLC	4,579,052	72,241,337
Vesuvius PLC	1,427,302	7,042,673
Victrex PLC	581,176	4,939,785
Vistry Group PLC(a)	2,192,782	18,574,300
Vodafone Group PLC	133,855,498	162,041,841
Volex PLC	820,249	4,041,368
Volution Group PLC	1,251,967	10,805,736
Watches of Switzerland Group PLC(a)(d)	1,491,879	7,700,439
Weir Group PLC (The)	1,783,404	69,424,164
WH Smith PLC	852,604	7,573,694
Whitbread PLC	1,185,134	45,118,300
Wise PLC, Class A(a)	4,539,409	57,723,252
Workspace Group PLC	864,819	4,748,950
WPP PLC	7,257,380	27,423,238
Security	Shares	Value
United Kingdom (continued)
XPS Pensions Group PLC	744,860	$3,302,513
Yellow Cake PLC(a)(d)	1,635,742	12,672,284
YouGov PLC	756,275	2,598,050
Young & Co's Brewery PLC, Series A, Class A(b)	258,460	2,614,449
Zigup PLC	1,653,286	7,536,567
		22,763,426,896
Total Common Stocks — 99.1% (Cost: $112,921,563,534)		155,567,099,119
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	415,235	35,974,216
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(d)	756,077	39,558,660
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	69,959	5,895,269
FUCHS SE, Preference Shares, NVS	476,802	21,343,822
Henkel AG & Co. KGaA, Preference Shares, NVS	1,151,106	93,254,423
Jungheinrich AG, Preference Shares, NVS	333,354	11,913,460
Porsche Automobil Holding SE, Preference Shares, NVS	1,047,135	41,606,305
Sartorius AG, Preference Shares, NVS	177,666	48,880,887
Sixt SE, Preference Shares, NVS	94,384	5,996,150
STO SE & Co. KGaA, Preference Shares, NVS	11,717	1,610,774
Volkswagen AG, Preference Shares, NVS	1,387,812	144,522,219
		450,556,185
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	182,050	6,980,457
Total Preferred Stocks — 0.3% (Cost: $590,631,403)		457,536,642
Rights
Norway — 0.0%
Vend Marketplaces ASA, (Expires 11/27/25, Strike Price NOK 0.5)	507,903	1,130,604
Spain — 0.0%
Vidrala SA, (Expires 11/26/25)(a)	138,879	656,324
Total Rights — 0.0% (Cost: $488,944)		1,786,928
Warrants
Italy — 0.0%
Webuild SpA, (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.01)(a)(b)	127,842	1
Total Warrants — 0.0% (Cost: $—)		1
Total Long-Term Investments — 99.4% (Cost: $113,512,683,881)		156,026,422,690

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	749,051,625	$749,426,151
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(f)(g)	10,720,000	10,720,000
Total Short-Term Securities — 0.5% (Cost: $760,087,067)		760,146,151
Total Investments — 99.9% (Cost: $114,272,770,948)		156,786,568,841
Other Assets Less Liabilities — 0.1%		160,676,546
Net Assets — 100.0%		$156,947,245,387

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$996,480,187	$—	$(247,149,719)(a)	$36,599	$59,084	$749,426,151	749,051,625	$6,253,055 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,800,000	1,920,000 (a)	—	—	—	10,720,000	10,720,000	156,104	—
				$36,599	$59,084	$760,146,151		$6,409,159	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1,088	12/11/25	$235,065	$13,595,384
SPI 200 Index	768	12/18/25	111,706	132,515
Euro STOXX 50 Index	5,000	12/19/25	326,719	9,448,151
FTSE 100 Index	1,456	12/19/25	186,749	8,242,773
				$31,418,823

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI EAFE ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,388,756,702	$151,176,798,943	$1,543,474	$155,567,099,119
Preferred Stocks	—	457,536,642	—	457,536,642
Rights	656,324	1,130,604	—	1,786,928
Warrants	—	1	—	1
Short-Term Securities
Money Market Funds	760,146,151	—	—	760,146,151
	$5,149,559,177	$151,635,466,190	$1,543,474	$156,786,568,841
Derivative Financial Instruments(a)
Assets
Equity Contracts	$9,580,666	$21,838,157	$—	$31,418,823

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust